UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS/A
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
              (Address of principal executive offices) (Zip code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and address of agent for service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-484-2100

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2014

                    DATE OF REPORTING PERIOD: MARCH 31, 2014

                                EXPLANATORY NOTE

The following changes were made within Item 1 of the March 31, 2014 RiverPark Funds Trust Form N-CSRS/A Filing:

In the RiverPark Short Term High Yield Fund's Schedule of Investments, SITEL, 11.000%, 08/01/17 has been reclassified from the Consumer Discretionary sector classification to the Industrials sector classification.

In the RiverPark Strategic Income Fund's Schedule of Investments, SITEL, 11.000%, 08/01/17 has been reclassified from the Telecommunication Services sector classification to the Industrials sector classification. Checkers Drive-In Restaurants, 11.000%, 12/01/17 was reclassified from the Energy sector classification to the Consumer Discretionary classification.


ITEM 1.    REPORTS TO STOCKHOLDERS.



                                [RIVERPARK LOGO]

--------------------------------------------------------------------------------
                               Semi-Annual Report
                           March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

                          RiverPark Large Growth Fund
                  Retail Class and Institutional Class Shares

                            RiverPark/Wedgewood Fund
                  Retail Class and Institutional Class Shares

                      RiverPark Short Term High Yield Fund
                  Retail Class and Institutional Class Shares

                     RiverPark Long/Short Opportunity Fund
                  Retail Class and Institutional Class Shares

                      RiverPark/Gargoyle Hedged Value Fund
                  Retail Class and Institutional Class Shares

                        RiverPark Structural Alpha Fund
                  Retail Class and Institutional Class Shares

                        RiverPark Strategic Income Fund
                  Retail Class and Institutional Class Shares






Investment Adviser:
RiverPark Advisors, LLC

[RIVERPARK LOGO]

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedules of Investments
     RiverPark Large Growth Fund ...........................................   1
     RiverPark/Wedgewood Fund ..............................................   2
     RiverPark Short Term High Yield Fund ..................................   3
     RiverPark Long/Short Opportunity Fund .................................   6
     RiverPark/Gargoyle Hedged Value Fund ..................................  10
     RiverPark Structural Alpha Fund .......................................  13
     RiverPark Strategic Income Fund .......................................  15
Statements of Assets and Liabilities .......................................  18
Statements of Operations ...................................................  20
Statements of Changes in Net Assets ........................................  22
Financial Highlights .......................................................  26
Notes to Financial Statements ..............................................  30
Disclosure of Fund Expenses ................................................  46


The RiverPark Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission's website at http://www.sec.gov.

[RIVERPARK LOGO]                                     RiverPark Large Growth Fund
                                                      March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

29.8% Information Technology
21.0% Consumer Discretionary
18.7% Financials
13.0% Energy
6.8% Time Deposit
5.5% Materials
2.4% Health Care
1.8% Telecommunication Services
1.0% Industrials

+ Percentages are based on total investments.


--------------------------------------------------------------------------------
Description                                      Shares         Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 95.0%**

  Consumer Discretionary -- 21.4%
     Discovery Communications, Cl C*             19,503         $ 1,503
     Dollar General*                             16,800             932
     Dollar Tree*                                21,450           1,119
     Dollarama                                    9,811             748
     Las Vegas Sands                             17,317           1,399
     Priceline Group*                             1,704           2,031
     Ralph Lauren, Cl A                           4,128             664
     Starbucks                                   15,153           1,112
     Ulta Salon Cosmetics & Fragrance*            6,463             630
     Walt Disney                                 17,435           1,396
     Wynn Resorts                                 3,318             737
                                                                 ------
                                                                 12,271
                                                                 ------

  Energy -- 13.3%
     Cabot Oil & Gas, Cl A                       49,445           1,675
     National Oilwell Varco                      16,160           1,258
     Noble Energy                                8,496              603
     Schlumberger                                11,267           1,099
     Southwestern Energy*                        64,610           2,973
                                                                 ------
                                                                  7,608
                                                                 ------
  Financials -- 19.1%
     American Express                            12,279           1,106
     American Tower REIT, Cl A                   16,400           1,343
     Charles Schwab                              40,860           1,117
     CME Group, Cl A                              7,781             576
     KKR & Co., LP (a)                           22,825             521
     Realogy Holdings*                           57,650           2,505
     TD Ameritrade Holding                       33,002           1,120
     The Blackstone Group LP (a)                 79,005           2,627
                                                                 ------
                                                                 10,915
                                                                 ------
  Health Care -- 2.5%
     Intuitive Surgical*                          1,313             575
     Perrigo                                      5,466             846
                                                                 ------
                                                                  1,421
                                                                 ------

--------------------------------------------------------------------------------
                                                 Shares/Face
 Description                                     Amount (000)   Value (000)
--------------------------------------------------------------------------------

  Industrials -- 1.0%
     Precision Castparts                          2,169           $ 548
                                                                 ------
  Information Technology -- 30.3%
     Alliance Data Systems*                       3,144             856
     Apple                                        4,941           2,652
     Autodesk*                                   10,662             524
     Cognizant Technology
     Solutions, Cl A*                            32,930           1,667
     eBay*                                       30,242           1,671
     Equinix*                                    13,619           2,517
     Google, Cl A*                                2,111           2,353
     Mastercard, Cl A                            14,925           1,115
     QUALCOMM                                    26,325           2,076
     Trimble Navigation*                         17,343             674
     Visa, Cl A                                   5,839           1,260
                                                                 ------
                                                                 17,365
                                                                 ------
  Materials -- 5.6%
     Ecolab                                       5,560             601
     Monsanto                                    17,961           2,043
     Praxair                                      4,388             575
                                                                 ------
                                                                  3,219
                                                                 ------

  Telecommunication Services -- 1.8%
     SBA Communications, Cl A*                   11,613           1,056
                                                                 ------

Total Common Stock
  (Cost $44,358) (000)                                           54,403
                                                                 ------

Time Deposit -- 6.9%
     Brown Brothers, 0.030%, 04/01/14
     (Cost $3,950) (000)                        $ 3,950           3,950
                                                                 ------

Total Investments -- 101.9%
  (Cost $48,308) (000)                                         $ 58,353
                                                               ========

As of March 31, 2014, all of the Fund's investments were considered Level 1, except for the Time Deposit which was Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

    Percentages are based on Net Assets of $57,246 (000).
*   Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Security considered Master Limited Partnership. At March 31, 2014 these securities amounted to $3,148 (000) or 5.5% of Net Assets.

 Cl -- Class
 LP -- Limited Partnership
 REIT -- Real Estate Investment Trust



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                                        RiverPark/Wedgewood Fund
                                                      March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

33.1% Information Technology
16.0% Health Care
14.1% Financials
12.0% Industrials
8.3% Consumer Discretionary
7.0% Time Deposit
6.2% Energy
3.3% Consumer Staples

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
Description                                      Shares         Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 93.4%**

  Consumer Discretionary -- 8.4%
     Coach                                      939,000        $ 46,631
     LKQ*                                     1,465,000          38,603
     Priceline Group*                            36,000          42,908
                                                               --------
                                                                128,142
                                                               --------
  Consumer Staples -- 3.3%
     Mead Johnson Nutrition, Cl A               615,000          51,131
                                                               --------
     Energy -- 6.2%
     National Oilwell Varco                     543,000          42,283
     Schlumberger                               541,000          52,748
                                                               --------
                                                                 95,031
                                                               --------
  Financials -- 14.2%
     Berkshire Hathaway, Cl B*                1,147,000         143,340
     M&T Bank                                   607,000          73,629
                                                                -------
                                                                216,969
                                                                -------
  Health Care -- 16.0%
     Express Scripts Holding*                 1,273,000          95,589
     Gilead Sciences*                           542,000          38,406
     Perrigo                                    386,000          59,699
     Varian Medical Systems*                    615,000          51,654
                                                                -------
                                                                245,348
                                                                -------

  Industrials -- 12.0%
     Cummins                                    456,000          67,940
     Stericycle*                                616,000          69,990
     Verisk Analytics, Cl A*                    768,000          46,049
                                                                -------
                                                                183,979
                                                                -------
  Information Technology -- 33.3%
     Apple                                      261,000         140,089
     Cognizant Technology
     Solutions, Cl A*                         1,733,000          87,707
     EMC                                      3,223,000          88,343
     Google, Cl A*                               54,000          60,184

--------------------------------------------------------------------------------
                                                 Shares/Face
 Description                                     Amount (000)   Value (000)
--------------------------------------------------------------------------------

     QUALCOMM                                 1,263,000        $ 99,600
                                                              ---------
     Visa, Cl A                                 152,000          32,811
                                                                508,734
                                                              ---------
Total Common Stock
  (Cost $1,155,902) (000)                                     1,429,334
                                                              ---------

Time Deposit -- 7.1%

     Brown Brothers, 0.030%, 04/01/14
       (Cost $108,047) (000)                  $ 108,047         108,047
                                                              ---------

Total Investments -- 100.5%
  (Cost $1,263,949) (000)                                    $1,537,381
                                                             ==========

As of March 31, 2014, all of the Fund's investments were considered Level 1, except for the Time Deposit which was Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

   Percentages are based on Net Assets of $1,529,410 (000).
*  Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                            RiverPark Short Term High Yield Fund
                                            March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------
Sector Weighting+

92.8% Corporate Obligations
5.3% Bank Loan Obligations
1.4% Time Deposit
0.3% Preferred Stock
0.2% Convertible Bond

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount
 Description                                        (000)       Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Corporate Obligations -- 91.6%

  Consumer Discretionary -- 28.2%
     Allbritton Communications
       8.000%, 05/15/18                        $ 38,620        $ 40,551
     American Achievement
       10.875%, 04/15/16 (a)                     19,765          20,902
     Brightstar
       9.500%, 12/01/16 (a)                      15,090          16,524
     Easton-Bell Sports
       9.750%, 12/01/16                          25,774          27,192
     Express
       8.750%, 03/01/18                          31,193          32,714
     HOA Restaurant Group
       11.250%, 04/01/17 (a)                      1,000           1,063
     J Crew Group
       8.125%, 03/01/19                           1,191           1,242
     Jarden
       7.500%, 01/15/20                           1,525           1,664
     Knowledge Universe Education
       7.750%, 02/01/15 (a)                      33,802          34,013
     Lamar Media
       7.875%, 04/15/18                             238             248
     Libbey Glass
       6.875%, 05/15/20                          23,527          25,733
     Nord Anglia Education UK Holdings
       10.250%, 04/01/17 (a)                     21,500          24,080
     Pegasus Solutions
       6.000%, 04/15/14 (a) (e)                  11,679          10,861
     R.R. Donnelly & Sons
       4.950%, 04/01/14                           1,927           1,927
     Regal Cinemas
       8.625%, 07/15/19                             571             609
     WMG Acquisition
       11.500%, 10/01/18                         12,879          14,669
                                                                -------
                                                                253,992
                                                                -------
  Consumer Staples -- 3.0%
     US Foods
       8.500%, 06/30/19                          24,583          26,629
                                                                -------



--------------------------------------------------------------------------------
                                                 Face Amount
 Description                                        (000)       Value (000)
--------------------------------------------------------------------------------

  Energy -- 9.7%
     Calumet Specialty Products Partners
       9.375%, 05/01/19                        $ 10,703        $ 12,202
     Crosstex Energy
       8.875%, 02/15/18                          26,826          28,090
     Drill Rigs Holdings
       6.500%, 10/01/17 (a)                       1,205           1,262
     Hercules Offshore
       7.125%, 04/01/17 (a)                      14,296          15,018
     Martin Midstream Partners
            8.875%, 04/01/18                      2,864           2,991
     Panoro Energy
       13.500%, 11/15/18 (d)                     17,289           3,039
       12.000%, 11/15/18 (a)                      2,302           2,440
     Sabine Pass LNG
       7.500%, 11/30/16                           8,355           9,274
     Tesoro
       9.750%, 06/01/19                          12,271          13,062
                                                                 ------
                                                                 87,378
                                                                 ------
  Health Care -- 5.0%
     HCA
       8.500%, 04/15/19                          11,959          12,520
       7.875%, 02/15/20                          18,582          19,827
     MultiPlan
       9.875%, 09/01/18 (a)                      11,437          12,467
                                                                 ------
                                                                 44,814
                                                                 ------
  Industrials -- 22.7%
     Aircastle
       9.750%, 08/01/18                           7,862           8,476
     American Airlines
       7.500%, 03/15/16 (a)                      35,821          37,321
     CNH Capital
       6.250%, 11/01/16                           5,500           6,057
     Griffon
       7.125%, 04/01/18                          29,364          30,955
     Kratos Defense & Security Solutions
       10.000%, 06/01/17                         22,921          24,296
     Maxim Crane Works
       12.250%, 04/15/15 (a)                     45,595          45,758
     Nielsen Finance
       7.750%, 10/15/18                           5,000           5,369
     SITEL
       11.000%, 08/01/17 (a)                      7,210           7,778
     United Rentals North America
       9.250%, 12/15/19                          10,841          11,985
     Victor Technologies Group
       9.000%, 12/15/17                          24,534          26,314
                                                                -------
                                                                204,309
                                                                -------
  Information Technology -- 10.0%
     Alion Science and Technology
       12.000%, 11/01/14                         18,207          18,127
     iGATE
       9.000%, 05/01/16                          34,664          36,527



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                            RiverPark Short Term High Yield Fund
                                            March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Face Amount
 Description                                    (000)/Shares    Value (000)
--------------------------------------------------------------------------------

     ManTech International
       7.250%, 04/15/18                         $ 1,429         $ 1,483
     Stratus Technologies Bermuda
       12.000%, 03/29/15                         12,762          14,230
     Stream Global Services
       11.250%, 10/01/14                         19,434          19,434
                                                                -------
                                                                 89,801
                                                                -------
  Materials -- 5.2%
     Atkore International
       9.875%, 01/01/18                           4,595           4,941
     Cascades
       7.750%, 12/15/17                           7,243           7,560
     Catalyst Paper
       13.000%, 09/13/16 (a) (b)                  4,533           4,624
     Consolidated Minerals
       8.875%, 05/01/16 (a)                      14,135          14,842
     Packaging Dynamics
       8.750%, 02/01/16 (a)                      11,615          11,941
     Pretium Packaging
       11.500%, 04/01/16                          3,089           3,313
                                                                 ------
                                                                 47,221
                                                                 ------

  Telecommunication Services -- 6.2%
     Checkout Holding
       10.295%, 11/15/15 (a) (c)                  1,906           1,634
     Cricket Communications
       7.750%, 10/15/20                          22,715          26,003
     Digicel Group
       10.500%, 04/15/18 (a)                      10,618         11,308
     Satelites Mexicanos
       9.500%, 05/15/17                           3,659           3,915
     UPC Holding
       9.875%, 04/15/18 (a)                       9,525          10,061
     Wind Acquisition Finance
       11.750%, 07/15/17 (a)                      2,760           2,912
                                                                 ------
                                                                 55,833
                                                                 ------
  Utilities -- 1.6%
     CMS Energy
       4.250%, 09/30/15                           1,334           1,398
     Curtis Palmer
       5.900%, 07/15/14 (a)                      13,096          13,199
                                                                 ------
                                                                 14,597
                                                                 ------

Total Corporate Obligations
  (Cost $828,298) (000)                                         824,574
                                                                -------


Preferred Stock -- 0.3%
     Carriage Services Capital Trust
       7.000%, 06/01/29
         (Cost $2,921) (000)                     58,045           2,917
                                                                  -----



--------------------------------------------------------------------------------
                                                 Face Amount
 Description                                        (000)       Value (000)
--------------------------------------------------------------------------------

  Convertible Bond -- 0.2%
     AuRico Gold
       3.500%, 10/01/16
         (Cost $1,683) (000)                  $   1,620         $ 1,677
                                                                -------

  Bank Loan Obligations -- 5.2%
     Armored Autogroup
       6.000%, 11/05/16                           3,841           3,863
       0.000%, 11/05/16 (f)                       1,978           1,990
     Lee Enterprises
       0.000%, 03/21/19 (f)                       8,500           8,500
     Radio One
       7.500%, 03/31/16                          21,450          21,959
     Travelport LLC
       9.500%, 01/31/16                          10,500          10,841
                                                                 ------


Total Bank Loan Obligations
  (Cost $47,314) (000)                                           47,153
                                                                 ------

Time Deposit -- 1.4%

     Brown Brothers, 0.030%, 04/01/14
       (Cost $12,328) (000)                      12,328          12,328
                                                              ---------

Total Investments -- 98.7%
  (Cost $892,544) (000)                                       $ 888,649
                                                              =========


As of March 31, 2014, all of the Fund's investments and other financial instruments were considered Level 2, except for Preferred Stock, which was Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                            RiverPark Short Term High Yield Fund
                                            March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014 is as follows++:

                                  Currency                          Unrealized
                   Settlement     to Deliver     Currency to       Depreciation
Counterparty         Date          (000)         Receive (000)        (000)
--------------------------------------------------------------------------------
Brown Brothers
Harriman           4/24/14        NOK 18,326       USD 3,021        $   (37)
                                                                    ========


++   See Note 2 in Notes to Financial Statements for additional information.

     Percentages are based on Net Assets of $899,979  (000).

(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors. " These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Variable rate security - Rate disclosed is the rate in effect on March 31, 2014.
(c) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(d)  Face amount is presented in Norwegian Krone.
(e)  Security in default on interest payments.
(f)  Unsettled bank loan. Interest rate not available as of March 31, 2014.

LLC -- Limited Liability Company
NOK -- Norwegian Krone
USD -- United States Dollar



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                           RiverPark Long/Short Opportunity Fund
                                           March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

29.5% Information Technology
23.0% Consumer Discretionary
20.8% Financials
11.4% Energy
6.7% Time Deposit
3.2% Materials
2.7% Health Care
1.8% Telecommunication Services
0.9% Industrials

+ Percentages are based on total investments long, excluding securities sold short.

--------------------------------------------------------------------------------
Description                                      Shares         Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 108.3%**

  Consumer Discretionary -- 26.7%
     Discovery Communications, Cl C*             43,125       $   3,323
     Dollar General*                             39,993           2,219
     Dollar Tree* (b)                            39,430           2,057
     Dollarama                                   34,270           2,611
     Fossil Group*                               10,633           1,240
     Imax*                                       94,342           2,578
     Las Vegas Sands                             40,273           3,253
     Priceline Group* (b)                         4,287           5,109
     Ralph Lauren, Cl A                          11,049           1,778
     Rentrak*                                    21,690           1,308
     Starbucks                                   39,370           2,889
     Ulta Salon Cosmetics & Fragrance*           18,360           1,790
     Walt Disney (b)                             26,111           2,091
     Wynn Resorts                                11,207           2,490
                                                                 ------
                                                                 34,736
                                                                 ------

  Energy -- 13.2%
     Cabot Oil & Gas (b)                        114,264           3,871
     National Oilwell Varco (b)                  47,022           3,662
     Noble Energy                                23,655           1,681
     Schlumberger (b)                            27,109           2,643
     Southwestern Energy* (b)                    114,688          5,277
                                                                 ------
                                                                 17,134
                                                                 ------

  Financials -- 24.2%
     American Express                            28,548           2,570
     American Tower REIT, Cl A (b)               40,961           3,353
     Charles Schwab                              96,569           2,639
     CME Group, Cl A (b)                         33,804           2,502
     KKR & Co., LP (a)                           92,979           2,124
     Realogy Holdings*                          148,819           6,466
     TD Ameritrade Holding                       76,342           2,592
     The Blackstone Group LP (a)                277,178           9,216
                                                                 ------
                                                                 31,462
                                                                 ------


--------------------------------------------------------------------------------
                                                 Shares/Face
 Description                                     Amount (000)   Value (000)
--------------------------------------------------------------------------------


  Health Care -- 3.1%
     Edwards Lifesciences*                       13,122        $    973
     Intuitive Surgical*                         2,906            1,273
     Perrigo                                     11,715           1,812
                                                                  -----
                                                                  4,058
                                                                  -----
  Industrials -- 1.0%
     B/E Aerospace*                              15,110           1,312
                                                                  -----

  Information Technology -- 34.3%
     Alliance Data Systems* (b)                   9,753           2,657
     Apple (b)                                   11,344           6,089
     Autodesk*                                   26,392           1,298
     Bankrate*                                  152,631           2,585
     Cognizant Technology
     Solutions, Cl A*                            74,574           3,774
     eBay* (b)                                   45,218           2,498
     Equinix*                                    35,212           6,509
     Google, Cl A*                                4,618           5,147
     Mastercard, Cl A (b)                        21,205           1,584
     QUALCOMM (b)                                63,726           5,025
     Trimble Navigation*                         57,701           2,243
     WebMD Health, Cl A*                         46,732           1,935
     Visa, Cl A (b)                              14,974           3,232
                                                                 ------
                                                                 44,576
                                                                 ------
  Materials -- 3.7%
     Monsanto                                    42,701           4,858
                                                                 ------

  Telecommunication Services -- 2.1%
     SBA Communications, Cl A* (b)               30,164           2,744
                                                                 ------

Total Common Stock
  (Cost $119,415) (000)                                         140,880
                                                                -------

Time Deposit -- 7.7%
     Brown Brothers, 0.030%, 04/01/14
       (Cost $10,077) (000)                    $ 10,077          10,077
                                                              ---------

Total Investments -- 116.0%
  (Cost $129,492) (000)                                       $ 150,957
                                                              =========


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                           RiverPark Long/Short Opportunity Fund
                                           March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                      Shares         Value (000)
--------------------------------------------------------------------------------

Schedule of Securities Sold Short

Common Stock -- (57.2)%

  Consumer Discretionary -- (19.0)%
     Abercrombie & Fitch, Cl A                  (36,220)       $ (1,395)
     Amazon.com*                                 (2,661)           (895)
     Apollo Education Group, Cl A*              (42,232)         (1,446)
     Best Buy                                   (43,338)         (1,145)
     Burger King Worldwide                       (59,126)        (1,570)
     Darden Restaurants                         (15,572)           (791)
     DeVry Education Group                      (46,557)         (1,974)
     DIRECTV*                                   (12,474)           (953)
     GameStop, Cl A                             (11,516)           (473)
     Garmin                                     (23,226)         (1,283)
     GNC Holdings, Cl A                         (16,998)           (748)
     Guess?                                     (19,385)           (535)
     K12*                                       (28,623)           (648)
     Kohl's                                     (28,622)         (1,626)
     Lululemon Athletica*                       (12,701)           (668)
     Netflix*                                    (1,399)           (493)
     Potbelly                                   (75,479)         (1,349)
     Regal Entertainment Group, Cl A            (24,820)           (464)
     Six Flags Entertainment                    (32,413)         (1,301)
     Sony ADR                                   (93,415)         (1,786)
     Staples                                    (82,376)           (934)
     Strayer Education*                         (19,901)           (924)
     Thomson Reuters                            (18,918)           (647)
     Wendy's                                    (75,786)           (691)
                                                                --------
                                                                (24,739)
                                                                --------

  Consumer Staples -- (2.6)%
     Coca-Cola                                  (29,478)         (1,139)
     Keurig Green Mountain                       (5,323)           (562)
     Kroger                                     (38,710)         (1,690)
                                                                 -------
                                                                 (3,391)
                                                                 -------

Financials -- (2.8)%
     Green Dot, Cl A*                           (77,825)         (1,520)
     Legg Mason                                 (25,324)         (1,242)
     Progressive                                (36,916)           (894)
                                                                 -------
                                                                 (3,656)
                                                                 -------
Health Care -- (1.3)%
     Cerner*                                    (18,078)         (1,017)
     Pfizer                                     (20,047)           (644)
                                                                 -------
                                                                 (1,661)
                                                                 -------
Industrials -- (1.6)%
     Iron Mountain                              (28,839)           (795)
     Nielsen Holdings                           (28,325)         (1,264)
                                                                 -------
                                                                 (2,059)
                                                                 -------



--------------------------------------------------------------------------------
Description                                      Shares         Value (000)
--------------------------------------------------------------------------------

Information Technology -- (25.1)%
     Activision Blizzard                        (90,314)     $   (1,846)
     Akamai Technologies*                       (22,732)         (1,323)
     Applied Materials                          (36,945)           (754)
     Corning                                    (80,263)         (1,671)
     Electronic Arts*                           (99,535)         (2,887)
     Flextronics International*                (143,218)         (1,324)
     Hewlett-Packard                            (55,888)         (1,809)
     IAC                                         (9,043)           (646)
     Infosys ADR                                (12,222)           (662)
     Intel                                      (21,500)           (555)
     International Business Machines             (5,201)         (1,001)
     Intuit                                      (6,401)           (497)
     j2 Global                                  (32,470)         (1,625)
     Juniper Networks*                          (48,211)         (1,242)
     Lexmark International, Cl A                (27,529)         (1,274)
     Linear Technology                          (16,527)           (805)
     Logitech International                     (43,296)           (645)
     Microsoft                                  (50,590)         (2,074)
     NVIDIA                                     (59,640)         (1,068)
     Oracle                                     (30,545)         (1,250)
     Rackspace Hosting*                         (23,703)           (778)
     SAP ADR                                    (11,054)           (899)
     Sapient*                                   (37,758)           (644)
     Seagate Technology                         (12,296)           (691)
     Teradata*                                  (13,232)           (651)
     Trulia*                                    (19,764)           (656)
     Vistaprint*                                (19,051)           (938)
     Western Digital                             (9,042)           (830)
     Western Union                              (95,141)         (1,556)
                                                                --------
                                                                (32,601)
                                                                --------

  Materials -- (0.9)%
     Glencore Xstrata                          (221,106)         (1,138)
                                                                --------


  Telecommunication Services -- (4.0)%
     AT&T                                       (48,073)         (1,686)
     Sprint*                                   (170,090)         (1,563)
     Verizon Communications                     (40,861)         (1,944)
                                                                 -------
                                                                 (5,193)
                                                                 -------

 Total Common Stock
  (Proceeds $67,086) (000)                                      (74,438)
                                                                --------


Total Securities Sold Short
  (Proceeds $67,086) (000)                                    $ (74,438)
                                                              ==========


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                          RiverPark Long/Short Opportunity Fund
                                          March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

The following is a summary of inputs used as of March 31, 2014 in valuing the Fund's investments, liabilities and other financial instruments carried at value (000):

Investments in Securities              Level 1          Level 2          Level 3          Total
                                       -------          -------          -------          -----
Common Stock                         $   140,880      $       --       $      --       $  140,880
Time Deposit                                  --          10,077              --           10,077
                                     -----------      ----------       ---------       ----------
Total Investments in Securities      $   140,880      $   10,077       $      --       $  150,957
                                     ===========      ==========       =========       ==========

Liabilities                            Level 1          Level 2          Level 3          Total
                                       -------          -------          -------          -----
Common Stock                         $   (74,438)     $       --       $      --       $  (74,438)
                                     -----------      ----------       ---------       ----------
Total Liabilities                    $   (74,438)     $       --       $      --       $  (74,438)
                                     ===========      ==========       =========       ==========

Other Financial Instruments            Level 1          Level 2          Level 3          Total
                                       -------          -------          -------          -----
Total Return Swaps^                  $        --      $       --       $      --       $       --
                                     -----------      ----------       ---------       ----------
Total Other Financial Instruments    $        --      $       --       $      --       $       --
                                     ===========      ==========       =========       ==========

^ As of March 31, 2014, the swaps are considered Level 2. See Note 2 in Notes to Financial Statements for additional information.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

A list of open swap agreements held by the Fund at March 31, 2014 was as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Return Swaps
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                                                                          Notional    Appreciation
                                                                                   Termination              Amount   (Depreciation)
Counterparty   Reference Entity/Obligation  Fund Pays                Fund Receives   Date       Contracts  (000)        (000)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs  Alliance Data Systems        Fed Funds 1-Day - 0.45%  Total Return   09/10/14      202        55       $   --
Goldman Sachs  American Tower               Fed Funds 1-Day - 0.45%  Total Return   10/14/14      612        50           --
Goldman Sachs  Apple                        Fed Funds 1-Day - 0.45%  Total Return   07/03/14      643        345          --
Goldman Sachs  Cabot Oil & Gas              Fed Funds 1-Day - 0.45%  Total Return   10/14/14      720        24           --
Goldman Sachs  CME Group                    Fed Funds 1-Day - 0.45%  Total Return   10/14/14      412        30           --
Goldman Sachs  Dollar Tree                  Fed Funds 1-Day - 0.45%  Total Return   09/04/14      15,932     831          --
Goldman Sachs  eBay                         Fed Funds 1-Day - 0.45%  Total Return   06/12/14      25,000     1,381        --
Goldman Sachs  Mastercard                   Fed Funds 1-Day - 0.45%  Total Return   09/04/14      16,710     1,248        --
Goldman Sachs  National Oilwell Varco       Fed Funds 1-Day - 0.45%  Total Return   05/30/14      422        33           --
Goldman Sachs  Priceline Group              Fed Funds 1-Day - 0.45%  Total Return   06/04/14      66         79           --
Goldman Sachs  QUALCOMM                     Fed Funds 1-Day - 0.45%  Total Return   11/14/14      2,775      219          --
Goldman Sachs  SBA Communications           Fed Funds 1-Day - 0.45%  Total Return   10/14/14      842        77           --
Goldman Sachs  Schlumberger                 Fed Funds 1-Day - 0.45%  Total Return   09/04/14      1,032      101          --
Goldman Sachs  Southwestern Energy          Fed Funds 1-Day - 0.45%  Total Return   06/12/14      35,934     1,653        --
Goldman Sachs  Visa                         Fed Funds 1-Day - 0.45%  Total Return   05/30/14      702        152          --
Goldman Sachs  Walt Disney                  Fed Funds 1-Day - 0.45%  Total Return   07/03/14      18,471     1,479        --
                                                                                                                       -----
                                                                                                                       $  --
                                                                                                                       =====


 Percentages are based on Net Assets of $130,050 (000).

* Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a) Securities considered Master Limited Partnership. At March 31, 2014, these securities amounted to $11,340 or 8.7% of Net Assets.

(b) Underlying security for a total return swap.

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                           RiverPark Long/Short Opportunity Fund
                                           March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

                       Reconciliation of GAAP to Non-GAAP Long Exposure by Underlier
                                March 31, 2014

                              GAAP        Non-GAAP                                   GAAP           Non-GAAP
                            Exposure      Exposure                                 Exposure         Exposure
Alliance Data Systems                                   priceline.com
Common Stock                2.0%          2.0%          Common Stock                    3.9%             3.9%
Total Return Swap            --           0.0%          Total Return Swap                --              0.1%
                            ----          ----                                          ----             ----
                            2.0%          2.0%                                          3.9%             4.0%
                            ----          ----                                          ----             ----
American Tower                                          QUALCOMM
Common Stock                2.6%          2.6%          Common Stock                    3.9%             3.9%
Total Return Swap            --           0.0%          Total Return Swap                --              0.2%
                            ----          ----                                          ----             ----
                            2.6%          2.6%                                          3.9%             4.1%
                            ----          ----                                          ----             ----
Apple                                                   SBA Communications
Common Stock                4.7%          4.7%          Common Stock                    2.1%             2.1%
Total Return Swap            --           0.3%          Total Return Swap                --              0.1%
                            ----          ----                                          ----             ----
                            4.7%          5.0%                                          2.1%             2.2%
                            ----          ----                                          ----             ----
Cabot Oil & Gas                                         Schlumberger
Common Stock                3.0%          3.0%          Common Stock                    2.0%             2.0%
Total Return Swap            --           0.0%          Total Return Swap                --              0.1%
                            ----          ----                                          ----             ----
                            3.0%          3.0%                                          2.0%             2.1%
                            ----          ----                                          ----             ----
CME Group                                               Southwestern Energy
Common Stock                1.9%          1.9%          Common Stock                    4.1%             4.1%
Total Return Swap            --           0.0%          Total Return Swap                --              1.3%
                            ----          ----                                          ----             ----
                            1.9%          1.9%                                          4.1%             5.4%
                            ----          ----                                          ----             ----
Dollar Tree                                             Visa
Common Stock                1.6%          1.6%          Common Stock                    2.5%             2.5%
Total Return Swap            --           0.6%          Total Return Swap                --              0.1%
                            ----          ----                                          ----             ----
                            1.6%          2.2%                                          2.5%             2.6%
                            ----          ----                                          ----             ----
eBay                                                    Walt Disney
Common Stock                1.9%          1.9%          Common Stock                    1.6%             1.6%
Total Return Swap            --           1.1%          Total Return Swap                --              1.1%
                            ----          ----                                          ----             ----
                            1.9%          3.0%                                          1.6%             2.7%
                            ----          ----                                          ----             ----
Mastercard
Common Stock                1.2%          1.2%          Remaining Underliers
Total Return Swap            --           1.0%          Common Stock                    66.5%            66.5%
                            ----          ----                                          ------           ------
                            1.2%          2.2%          Total, before Time Deposit      108.3%           114.3%
                            ----          ----                                          ------           ------
National Oilwell Varco
Common Stock                2.8%          2.8%          Time Deposit                    7.7%             7.7%
Total Return Swap            --           0.0%                                          ----             ----
                            ----          ----
                            2.8%          2.8%          Total, after Time Deposit       116.0%           122.0%
                            ----          ----                                          ======           ======


Supplemental Disclosure:

The above represents a reconciliation of accounting principles generally accepted in the United States of America ("GAAP") to non-GAAP exposure for underlying investments that are held by the Fund through investments in common stock and total return swaps as of March 31, 2014. The total non-GAAP exposure is calculated by using the common stock plus the notional swap values divided by the net asset value of the Fund as of March 31, 2014.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                            RiverPark/Gargoyle Hedged Value Fund
                                            March 31, 2014 (Unaudited)

Sector Weighting+

20.1% Information Technology
13.8% Energy
13.5% Health Care
13.0% Consumer Discretionary
12.9% Financials
7.7 Consumer Staples
7.0% Industrials
6.9% Materials
3.8% Telecommunication Services
1.2% Utilities
0.1% Time Deposit

+ Percentages are based on total investments long, excludes written options.


--------------------------------------------------------------------------------
Description                                      Shares         Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 101.1%

  Consumer Discretionary -- 13.1%
     Abercrombie & Fitch, Cl A                    3,300         $   127
     Apollo Education Group, Cl A* (a)           14,110             483
     Best Buy                                    17,648             466
     Dillard's, Cl A (a)                          6,060             560
     Ford Motor (a)                              37,430             584
     GameStop, Cl A                               8,500             349
     General Motors (a)                          10,670             367
     Goodyear Tire & Rubber (a)                  25,150             658
     International Game Technology               43,813             616
     Lions Gate Entertainment                    22,681             606
     PulteGroup (a)                              31,580             606
     Staples (a)                                 42,295             480
     Time Warner (a)                              7,330             479
                                                                  -----
                                                                  6,381
                                                                  -----
  Consumer Staples -- 7.8%
     Avon Products                               15,700             230
     Kroger (a)                                  15,362             671
     Molson Coors Brewing, Cl B (a)              10,815             636
     Pilgrim's Pride*                            40,080             838
     Safeway (a)                                 16,110             595
     Tyson Foods, Cl A (a)                       19,015             837
                                                                  -----
                                                                  3,807
                                                                  -----
  Energy -- 12.1%
     Apache (a)                                   5,970             495
     Chesapeake Energy                           17,240             442
     CVR Energy (a)                               5,846             247
     Denbury Resources                           25,963             426
     HollyFrontier (a)                            6,128             292
     Marathon Oil                                 2,908             103
     Nabors Industries (a)                       21,400             528
     Newfield Exploration* (a)                   11,400             358


--------------------------------------------------------------------------------
Description                                      Shares         Value (000)
--------------------------------------------------------------------------------

     Peabody Energy (a)                          37,095         $   606
     RPC (a)                                     15,110             309
     SandRidge Energy* (a)                      100,048             614
     Superior Energy Services                     6,800             209
     Tesoro (a)                                   4,752             240
     Valero Energy (a)                           11,320             601
     Western Refining                             5,410             209
     World Fuel Services                          4,160             183
                                                                  -----
                                                                  5,862
                                                                  -----
  Financials -- 13.1%
     American International Group (a)            10,110             506
     Bank of New York Mellon (a)                  9,318             329
     CBRE Group, Cl A*                           22,600             620
     Erie Indemnity, Cl A (a)                     7,021             490
     Genworth Financial, Cl A* (a)               28,450             504
     Jones Lang LaSalle (a)                       5,730             679
     Legg Mason (a)                              11,525             565
     Leucadia National (a)                       21,428             600
     Morgan Stanley                              19,365             604
     NASDAQ OMX Group (a)                         6,704             248
     Old Republic International                  18,440             302
     PartnerRe (a)                                3,710             384
     Reinsurance Group of
     America, Cl A (a)                            5,404             430
     XL Group, Cl A                               3,200             100
                                                                  -----
                                                                  6,361
                                                                  -----

  Health Care -- 13.7%
     Abbott Laboratories (a)                     15,843             610
     Alere*                                      16,776             576
     Allscripts Healthcare Solutions* (a)        19,310             348
     Amgen (a)                                    2,460             304
     Community Health Systems* (a)                7,000             274
     Eli Lilly (a)                                5,633             332
     Express Scripts Holding* (a)                 8,645             649
     Jazz Pharmaceuticals* (a)                    4,400             610
     Medtronic (a)                               5,342              329
     Mylan* (a)                                  10,550             515
     Myriad Genetics* (a)                         4,777             163
     Quest Diagnostics                            8,870             514
     Questcor Pharmaceuticals                     6,603             429
     United Therapeutics* (a)                     6,601             621
     WellCare Health Plans* (a)                   5,940             377
                                                                  -----
                                                                  6,651
                                                                  -----

  Industrials -- 7.1%
     Babcock & Wilcox                            17,000             564
     Delta Air Lines                             22,107             766
     Joy Global (a)                               6,750             392
     Manpowergroup                                2,300             181
     Northrop Grumman (a)                         4,277             528
     Oshkosh (a)                                  6,655             392
     Pentair (a)                                  7,930             629
                                                                  -----
                                                                  3,452
                                                                  -----



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                            RiverPark/Gargoyle Hedged Value Fund
                                            March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                      Shares         Value (000)
--------------------------------------------------------------------------------

  Information Technology -- 22.2%
     Activision Blizzard (a)                     34,060         $   696
     AOL* (a)                                     9,696             424
     Apple (a)                                      790             424
     Brocade Communications
     Systems* (a)                                51,000             541
     Computer Sciences (a)                        8,071             491
     First Solar* (a)                            12,914             901
     Flextronics International* (a)              66,121             611
     Harris (a)                                   4,004             293
     Hewlett-Packard (a)                         20,850             675
     IAC (a)                                      9,020             644
     Itron* (a)                                   4,918             175
     Jabil Circuit                               32,840             591
     KLA-Tencor (a)                               5,700             394
     Leidos Holdings*                            13,089             463
     Lexmark International, Cl A (a)              5,600             259
     NVIDIA (a)                                  21,000             376
     Oracle                                      12,200             499
     Seagate Technology (a)                       8,930             501
     Sohu.com* (a)                                3,604             235
     Symantec (a)                                 9,902             198
     VeriFone Systems* (a)                       23,580             797
     VeriSign*                                   10,160             548
     Vishay Intertechnology (a)                   4,633              69
                                                                 ------
                                                                 10,805
                                                                 ------

  Materials -- 7.0%
     Alcoa (a)                                   53,257             686
     Ashland                                      6,850             682
     Cliffs Natural Resources                    25,460             521
     Freeport-McMoRan Copper & Gold              11,500             380
     International Paper                         12,386             568
     Newmont Mining                               6,031             141
     Tronox, Cl A (a)                            17,200             409
                                                                  -----
                                                                  3,387
                                                                  -----

  Telecommunication Services -- 3.8%
     CenturyLink                                 17,240             566
     Frontier Communications                     20,500             117
     Telephone & Data Systems (a)                23,556             617
     United States Cellular*                      1,502              62
     Verizon Communications                      10,141             482
                                                                  -----
                                                                  1,844
                                                                  -----

  Utilities -- 1.2%
     AES                                         41,853             598
                                                                 ------
Total Common Stock
 (Cost $39,508) (000)                                            49,148
                                                                 ------


--------------------------------------------------------------------------------
                                                Face
                                               Amount
                                               (000)/              Value
 Description                                  Contracts            (000)
--------------------------------------------------------------------------------

 Time Deposit -- 0.1%

      Brown Brothers, 0.030%, 04/01/14
        (Cost $54) (000)                           $ 54        $     54
                                                               --------

 Total Investments -- 101.2%
   (Cost $39,562) (000)                                        $ 49,202
                                                               ========

 Schedule of Open Options Written

 Written Options -- (1.5)%*++

      CBOE Russell 2000 Index, Call Option,
        Expires 04/19/14, Strike Price $1,215      (42)          $ (11)
        Expires 04/19/14, Strike Price $1,205      (84)            (38)
        Expires 04/19/14, Strike Price $1,210      (28)            (10)
        Expires 04/19/14, Strike Price $1,200      (31)            (17)
        Expires 05/17/14, Strike Price $1,190      (26)            (49)
        Expires 04/19/14, Strike Price $1,225      (17)             (3)
        Expires 05/17/14, Strike Price $1,180      (70)           (166)
        Expires 05/17/14, Strike Price $1,170      (30)            (87)
      NASDAQ Euro Index, Call Option,
        Expires 04/19/14, Strike Price $3,690      (10)            (13)
        Expires 05/02/14, Strike Price $3,650       (3)            (12)
        Expires 05/17/14, Strike Price $3,650       (4)            (19)
      S&P 500 Index, Call Option,
        Expires 04/19/14, Strike Price $1,880      (46)            (57)
        Expires 04/19/14, Strike Price $1,860      (11)            (27)
        Expires 04/19/14, Strike Price $1,870      (16)            (28)
        Expires 05/17/14, Strike Price $1,890      (10)            (20)
        Expires 05/17/14, Strike Price $1,865      (15)            (49)
        Expires 04/19/14, Strike Price $1,885      (33)            (34)
        Expires 05/17/14, Strike Price $1,875      (14)            (37)
        Expires 04/19/14, Strike Price $1,900      (14)             (6)
        Expires 04/19/14, Strike Price $1,875      (46)            (69)
                                                                   ----

 Total Written Options
 (Premiums Received $1,092) (000)                               $ (752)
                                                                =======

++   See Note 2 in Notes to Financial Statements for additional information.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                            RiverPark/Gargoyle Hedged Value Fund
                                            March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

The following is a list of the level of inputs used as of March 31, 2014 in valuing the Fund's investments and other financial instruments carried at value (000):



Investments in Securities                Level 1          Level 2          Level 3          Total
                                         -------          -------          -------          -----
  Common Stock                         $   49,148       $      --        $      --      $   49,148
  Time Deposit                                 --              54               --              54
                                       ----------       ---------        ---------      ----------
Total Investments in Securities        $   49,148       $      54        $      --      $   49,202
                                       ==========       =========        =========      ==========

Other Financial Instruments              Level 1          Level 2          Level 3          Total
                                         -------          -------          -------          -----
Written Options                        $   (752)        $      --        $      --      $     (752)
                                       ---------        ---------        ---------      -----------
Total Other Financial Instruments      $   (752)        $      --        $      --      $     (752)
                                       =========        =========        =========      ===========

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

    Percentages are based on Net Assets of $48,614 (000).

*   Non-income producing security.

(a) Pledged as collateral for open options written.

CBOE -- Chicago Board Options Exchange
Cl -- Class
NASDAQ -- National Association of Securities Dealers Automated
Quotations
S&P -- Standard & Poor's



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                                 RiverPark Structural Alpha Fund
                                                 March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

50.1% U.S. Treasury Obligations
43.7% Time Deposit
6.2% Commercial Paper

+ Percentages are based on total investments long, excluding purchased and written options.

--------------------------------------------------------------------------------
                                                Face
                                               Amount
                                               (000)/              Value
 Description                                  Contracts            (000)
--------------------------------------------------------------------------------
Schedule of Investments

U.S. Treasury Obligations -- 42.5%

     U.S. Treasury Bills (a) (b)
       0.050%, 05/08/14                         $ 1,000         $ 1,000
       0.045%, 04/03/14                           1,000           1,000
       0.045%, 06/05/14                           1,000           1,000
       0.030%, 06/26/14                           1,000           1,000
                                                                  -----

Total U.S. Treasury Obligations
  (Cost $3,999) (000)                                             4,000
                                                                  -----

Commercial Paper -- 5.3%
     Ford Motor Credit
       0.805%, 10/01/14                             250             249
     Salvation Army
       0.160%, 06/09/14                             250             250
                                                                  -----

Total Commercial Paper
(Cost $499) (000)                                                   499
                                                                  -----

Time Deposit -- 37.0%
     Brown Brothers, 0.030%, 04/01/14
       (Cost $3,491) (000)                        3,491           3,491
                                                                  -----

Total Investments -- 84.8%
  (Cost $7,989) (000)                                           $ 7,990
                                                                =======

Schedule of Open Options Purchased

Purchased Options -- 16.1%*++

     S&P 500 Index, Call Option
       Expires 09/30/14, Strike Price $1,700         12           $ 226
       Expires 12/20/14, Strike Price $1,625         12             310
       Expires 01/17/15, Strike Price $1,850         10              97
       Expires 12/31/14, Strike Price $1,850         12             113
       Expires 06/30/14, Strike Price $1,625         12             295
       Expires 06/21/14, Strike Price $1,550         12             381
     S&P 500 Index, Put Option
       Expires 06/21/14, Strike Price $1,425         12               2
     SPDR S&P 500 Index, Call Option
       Expires 03/20/15, Strike Price $188          100              92
                                                                -------

Total Purchased Options
(Cost $826) (000)                                               $ 1,516
                                                                =======


--------------------------------------------------------------------------------
 Description                                  Contracts        Value (000)
--------------------------------------------------------------------------------

Schedule of Open Options Written

Written Options -- (8.7)%*++

     S&P 500 Index, Call Option
       Expires 06/30/14, Strike Price $1,775       (12)       $   (134)
       Expires 04/19/14, Strike Price $1,900        (5)             (3)
       Expires 06/21/14, Strike Price $1,700       (12)           (210)
       Expires 01/17/15, Strike Price $2,000       (10)            (29)
       Expires 09/30/14, Strike Price $1,825       (12)           (112)
       Expires 04/04/14, Strike Price $1,915        (5)             --
       Expires 12/31/14, Strike Price $2,000       (12)            (33)
       Expires 04/11/14, Strike Price $1,890        (5)             (3)
       Expires 12/20/14, Strike Price $1,825       (12)           (129)
       Expires 04/25/14, Strike Price $1,900        (5)             (4)
     S&P 500 Index, Put Option
       Expires 06/30/14, Strike Price $1,500        (6)             (2)
       Expires 04/19/14, Strike Price $1,820        (5)             (3)
       Expires 01/17/15, Strike Price $1,725        (5)            (29)
       Expires 12/20/14, Strike Price $1,475        (6)            (10)
       Expires 06/21/14, Strike Price $1,400        (6)             (1)
       Expires 04/04/14, Strike Price $1,835        (5)             (1)
       Expires 12/31/14, Strike Price $1,700        (6)            (30)
       Expires 04/11/14, Strike Price $1,800        (5)             (1)
       Expires 09/30/14, Strike Price $1,600        (6)            (11)
       Expires 04/25/14, Strike Price $1,820        (5)             (5)
     SPDR S&P 500 Index, Call Option
       Expires 03/20/15, Strike Price $205        (100)            (25)
     SPDR S&P 500 Index, Put Option
       Expires 03/20/15, Strike Price $175        (50)             (40)
                                                                -------

Total Written Options
(Premiums Received $657) (000)                                  $ (815)
                                                                =======



++   See Note 2 in Notes to Financial Statements for additional information.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                                 RiverPark Structural Alpha Fund
                                                 March 31, 2014 (Unaudited)

The open futures contracts contracts held by the Fund at March 31, 2014 are as follows:

                                   Number of                        Unrealized
                  Type of          Contracts        Expiration      Depreciation
Counterparty      Contract         Long (Short)     Date               (000)
--------------------------------------------------------------------------------
Interactive       S&P 500
Brokers LLC       Index E-MINI     (24)             Jun-2014          $   (1)
                                                                      =======


The following is summary of inputs used as of March 31, 2014 in valuing the Fund's investments and other financial instruments carried at value (000):



Investments in Securities              Level 1          Level 2          Level 3          Total
                                       -------          -------          -------          -----
     U.S. Treasury Obligations       $      --        $   4,000       $       --       $   4,000
     Commercial Paper                       --              499               --             499
     Time Deposit                           --            3,491               --           3,491
                                     ---------        ---------       ----------       ---------
Total Investments in Securities      $      --        $   7,990       $       --       $   7,990
                                     =========        =========       ==========       =========

Other Financial Instruments            Level 1          Level 2          Level 3          Total
                                       -------          -------          -------          -----
Purchased Options                    $   1,516        $      --       $       --       $   1,516
Written Options                           (815)              --               --            (815)
Futures Contracts*
     Unrealized Depreciation                (1)              --               --              (1)
                                     ---------        ---------       ----------        --------
Total Other Financial Instruments    $     700        $      --       $       --        $    700
                                     =========        =========       ==========        ========


* Futures contracts are valued at the unrealized depreciation on the instrument. See Note 2 in Notes to Financial Statements for additional information.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

 Percentages are based on Net Assets of $9,419 (000).

* Non-income producing security.

(a) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(b) Pledged as collateral for open futures contracts.

S&P -- Standard & Poor's
SPDR -- Standard & Poor's Depositary Receipts

Amounts designated as "-" are $0 or rounded to $0.





    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                                 RiverPark Strategic Income Fund
                                                 March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

67.4% Corporate Obligations
13.7% Time Deposit
9.6% Bank Loan Obligations
4.8% Asset-Backed Security
3.8% Commercial Paper
0.6% Preferred Stock
0.1% Warrant

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount
 Description                                        (000)       Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Corporate Obligations -- 69.9%

  Consumer Discretionary -- 21.5%
     American Achievement
       10.875%, 04/15/16 (a)                    $ 2,235         $ 2,364
     American Greetings
       7.375%, 12/01/21                             300             316
     American Media
       11.500%, 12/15/17                          3,278           3,581
     Brightstar
       9.500%, 12/01/16 (a)                         100             109
     Caesars Entertainment Resort
     Properties
       8.000%, 10/01/20 (a)                       1,750           1,851
     Cambium Learning Group
       9.750%, 02/15/17                           3,910           3,969
     Cedar Fair
       9.125%, 08/01/18                              71              76
     Checkers Drive-In Restaurants
       11.000%, 12/01/17 (a)                      1,400           1,568
     Claire's Stores
       6.125%, 03/15/20 (a)                       1,630           1,536
     Easton-Bell Sports
       9.750%, 12/01/16                           4,768           5,030
     Express
       8.750%, 03/01/18                           1,150           1,206
     HOA Restaurant Group
       11.250%, 04/01/17 (a)                      6,075           6,455
     International Game Technology
       3.250%, 05/01/14                           2,100           2,102
     LBI Media
       9.250%, 04/15/19 (a)                       6,945           7,223
     Lee Enterprises
       9.500%, 03/15/22 (a)                       1,225           1,265
     McClatchy
       9.000%, 12/15/22                           2,050           2,396
     McGraw-Hill Global Education
     Holdings
       9.750%, 04/01/21 (a)                       1,620           1,847


--------------------------------------------------------------------------------
                                                 Face Amount
 Description                                        (000)       Value (000)
--------------------------------------------------------------------------------

     Nord Anglia Education UK Holdings
       10.250%, 04/01/17 (a)                    $ 3,500         $ 3,920
     Postmedia Network
       12.500%, 07/15/18                          1,425           1,571
     RR Donnelley & Sons
       6.500%, 11/15/23                             100             106
     Townsquare Radio
       9.000%, 04/01/19 (a)                         100             111
                                                                 ------
                                                                 48,602
                                                                 ------
  Consumer Staples -- 8.9%
     Beverages & More
       10.000%, 11/15/18                            500             518
     Rite-Aid
       10.250%, 10/15/19                          1,500           1,658
     Safeway
       4.750%, 12/01/21                           2,900           2,969
     Simmons Foods
       10.500%, 11/01/17                          4,500           4,899
     Southern States Cooperative
       10.000%, 08/15/21 (a)                      6,440           6,496
     US Foods
       8.500%, 06/30/19                           3,183           3,448
                                                                 ------
                                                                 19,988
                                                                 ------
  Energy -- 4.6%
     BreitBurn Energy Partners
       7.875%, 04/15/22                           1,000           1,088
     Drill Rigs Holdings
       6.500%, 10/01/17 (a)                         490             513
     Express Pipeline
       7.390%, 12/31/17 (a)                       1,662           1,820
     Niska Gas Storage Canada ULC
       6.500%, 04/01/19 (a)                       3,000           2,966
     Westmoreland Coal
       10.750%, 02/01/18                          1,925           2,108
     Westmoreland Escrow
       10.750%, 02/01/18 (a)                      1,633           1,788
                                                                 ------
                                                                 10,283
                                                                 ------
  Financials -- 1.1%
     Fifth Street Finance
       4.875%, 03/01/19                             500             512
     Jefferies Finance
       6.875%, 04/15/22 (a)                       1,500           1,519
     Toll Road Investors Partnership
       4.565%, 02/15/45 (a) (b)                   2,045             404
                                                                  -----
                                                                  2,435
                                                                  -----
  Health Care -- 3.1%
     Prospect Medical Holdings
       8.375%, 05/01/19 (a)                       1,090           1,199



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

[RIVERPARK LOGO]                                 RiverPark Strategic Income Fund
                                                 March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Face Amount
 Description                                        (000)       Value (000)
--------------------------------------------------------------------------------

     Valeant Pharmaceuticals
     International
       6.750%, 08/15/21 (a)                      $   60          $   65
     Warner Chilcott
       7.750%, 09/15/18                           5,350           5,718
                                                                  -----
                                                                  6,982
                                                                  -----
  Industrials -- 12.2%
     American Airlines
       7.500%, 03/15/16 (a)                       4,620           4,814
     Avis Budget Car Rental
       8.250%, 01/15/19                              27              29
     B/E Aerospace
       5.250%, 04/01/22                           1,000           1,034
     Beverage Packaging Holdings
     Luxembourg II
       5.625%, 12/15/16 (a)                       2,640           2,712
     Casella Waste Systems
       7.750%, 02/15/19                           2,000           2,085
     Cenveo
       8.875%, 02/01/18                           3,120           3,198
     Continental Airlines Pass-Through
     Trust, Ser 2007-1, Cl A
       5.983%, 04/19/22                             215             244
     Dispensing Dynamics International
       12.500%, 01/01/18 (a)                      4,570           4,981
     JB Poindexter
       9.000%, 04/01/22 (a)                          75              81
     Northwest Airlines Pass-Through
     Trust, Ser 2007-1, Cl A
       7.027%, 11/01/19                           2,955           3,324
     SITEL
       11.000%, 08/01/17 (a)                      1,134           1,223
     Victor Technologies Group
       9.000%, 12/15/17                           3,580           3,840
                                                                 ------
                                                                 27,565
                                                                 ------

  Information Technology -- 6.2%
     Alion Science and Technology
       12.000%, 11/01/14                          2,093           2,084
     Fidelity National Information
     Services
       5.000%, 03/15/22                           3,175           3,325
     Fiserv
       3.500%, 10/01/22                           1,275           1,247
     iGATE
       9.000%, 05/01/16                             590             622
     Stratus Technologies Bermuda
       12.000%, 03/29/15                          4,095           4,566
     Stream Global Services
       11.250%, 10/01/14                          2,116           2,116
                                                                 ------
                                                                 13,960
                                                                 ------
  Materials -- 8.0%
     American Piping Products
       12.875%, 11/15/17 (a)                      3,650           3,915





--------------------------------------------------------------------------------
                                                 Face Amount
 Description                                        (000)       Value (000)
--------------------------------------------------------------------------------

     Cascades
       7.750%, 12/15/17                     $       890         $   929
     Consolidated Minerals
       8.875%, 05/01/16 (a)                       1,365           1,433
     Lansing Trade Group
       9.250%, 02/15/19 (a)                       2,620           2,633
     Tembec Industries
       11.250%, 12/15/18                          4,640           5,092
     Verso Paper Holdings
       11.750%, 01/15/19                          3,780           4,092
                                                                 ------
                                                                 18,094
                                                                 ------

  Telecommunication Services -- 4.3%
     Earthlink
       8.875%, 05/15/19                              30              30
     Goodman Networks
       12.125%, 07/01/18                          3,340           3,566
     Qwest
       7.500%, 10/01/14                           1,538           1,588
     Satelites Mexicanos
       9.500%, 05/15/17                             348             372
     Sprint Communications
       6.000%, 11/15/22                           3,500           3,583
     T-Mobile USA
       6.500%, 01/15/24                             250             263
       6.125%, 01/15/22                             250             263
                                                                 ------
                                                                  9,665
                                                                 ------

Total Corporate Obligations
(Cost $155,698) (000)                                           157,574
                                                                -------

  Asset-Backed Security -- 5.0%
     Other Asset-Backed Securities -- 5.0%
     Master Asset Vehicle II,
      Ser 2009-2, Cl A1
       0.775%, 07/15/56 (c)
       (Cost $11,364) (000)                      13,209          11,201
                                                                 ------
  Commercial Paper -- 4.0%
     Ford Motor Credit
       0.652%, 07/15/14                           2,000           1,997
     Weatherford International
       0.879%, 04/09/14 (a)                       7,000           7,000
                                                                  -----

Total Commercial Paper
(Cost $8,995) (000)                                               8,997
                                                                  -----



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       16

[RIVERPARK LOGO]                                 RiverPark Strategic Income Fund
                                                 March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Shares/Face
 Description                                     Amount (000)   Value (000)
--------------------------------------------------------------------------------

Preferred Stock -- 0.6%
     Commonwealth REIT
       7.500%, 11/15/19
       (Cost $1,359) (000)                           65         $ 1,366
                                                                -------

Warrant -- 0.0%
     Lee Enterprises*
      (Cost $--) (000)                           96,200             135
                                                                -------

Bank Loan Obligations -- 9.9%
     Armored Autogroup
       6.000%, 11/05/16                        $    964             969
       0.000%, 11/05/16 (d)                       1,000           1,006
     Cengage Learning Acquisitions
       0.000%, 03/06/20 (c) (d)                     250             253
     El Pollo Loco
       9.500%, 04/03/19 (c)                         250             254
     Lee Enterprises
       0.000%, 03/21/19 (d)                       4,200           4,200
       0.000%, 12/21/22 (d)                       2,405           2,525
     Radio One
       7.500%, 03/31/16                             997           1,021
     Salix Pharmaceuticals
       4.250%, 12/17/19                             494             498
     SBP Holdings I
       0.000%, 03/24/22 (d)                       2,600           2,587
     Travel Leaders Group
       8.250%, 11/23/18 (c)                       2,963           2,925
       0.000%, 11/25/19 (d)                       1,000             988
     Travelport LLC
       9.500%, 01/31/16                           5,000           5,162
                                                                 ------

Total Bank Loan Obligations
(Cost $22,199) (000)                                             22,388
                                                                 ------


Time Deposit -- 14.2%
     Brown Brothers, 0.030%, 04/01/14
     (Cost $31,940) (000)                        31,940          31,940
                                                                 ------


Total Investments -- 103.6%
(Cost $231,555) (000)                                         $ 233,601
                                                              =========

The following is summary of inputs used as of March 31, 2014 in valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities              Level 1           Level 2         Level 3          Total
                                       -------           -------         -------          -----
Corporate Obligations                $        --       $   157,574      $     --       $ 157,574
Asset-Backed Security                         --            11,201            --          11,201
Commercial Paper                              --             8,997            --           8,997
Preferred Stock                            1,366                --            --              --
Warrant                                       --               135            --             135
Bank Loan Obligations                         --            22,388            --          22,388
Time Deposit                                  --            31,940            --          31,940
                                     -----------       -----------      --------       ---------
Total Investments in Securities      $     1,366       $   232,235      $     --       $ 233,601
                                     ===========       ===========      ========       =========

Other Financial Instruments              Level 1         Level 2         Level 3         Total
                                         -------         -------         -------         -----
Unrealized Depreciation
    Forwards Contracts *             $        --       $        (2)     $     --       $      (2)
                                     -----------       -----------      --------       ---------
Total Other Financial Instruments    $        --       $        (2)     $     --       $      (2)
                                     ===========       ===========      ========       =========

* Forwards contracts are valued at the unrealized depreciation on the instrument. See Note 2 in Notes to Financial Statements for additional information.

A list of the open forward foreign currency contracts held by the Fund at 2014 is as follows++:

                                         Currency                                Unrealized
                      Settlement        to Deliver           Currency to       Depreciation
Counterparty            Date             (000)                Receive (000)        (000)
--------------------------------------------------------------------------------------------
Brown Brothers
Harriman                4/28/14          CAD 12,259 USD          11,080         $      (2)
                                                                                ==========



++ See Note 2 in Notes to Financial Statements for additional information.

    Percentages are based on Net Assets of $225,433 (000).
*   Non-income producing security.
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities
    Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(c) Variable rate security - Rate disclosed is the rate in effect on March 31, 2014.
(d) Unsettled bank loan. Interest rate not available as of March 31, 2014.
CAD -- Canadian Dollar
Cl -- Class
LLC -- Limited Liability Company
REIT -- Real Estate Investment Trust
Ser -- Series
USD -- United States Dollar


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------


Statements of Assets and Liabilities (000)                [RIVERPARK FUNDS LOGO]
March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                         RiverPark
                                                                       RiverPark      RiverPark/      RiverPark          Long/Short
                                                                          Large       Wedgewood       Short Term        Opportunity
                                                                       Growth Fund      Fund        High Yield Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
Investments in Securities, at Value (Note 2)                          $   58,353     $ 1,537,381     $   888,649        $   150,957
Deposits with Brokers for Securities Sold Short                               --              --              --             52,350
Receivable for Capital Shares Sold                                         1,313           7,771           3,084                344
Prepaid Expenses                                                              22              87              40                 43
Receivable for Dividend and Interest Income                                    7             772          23,466                 11
Cash Collateral on Swap Contracts                                             --              --              --                250
Receivable for Investment Securities Sold                                     --              --          24,023              4,533
Receivable for Swap Reset                                                     --              --              --                 28
                                                                          ------       ---------         -------            -------
Total Assets                                                              59,695       1,546,011         939,262            208,516
                                                                          ------       ---------         -------            -------
Liabilities:
Securities Sold Short, at Value (Note 2)                                      --              --              --             74,438
Payable for Investment Securities Purchased                                2,318          13,403          36,555              3,598
Payable for Capital Shares Redeemed                                           36           1,108           1,035                 18
Income Distribution Payable                                                   --              --             484                 --
Unrealized Depreciation on Forward Foreign Currency Contracts                 --              --              37                 --
Dividends Payable on Securities Sold Short                                    --              --              --                103
Payable Due to Shareholder Servicing Agent (Note 3)                           41             453             180                 60
Payable Due to Adviser (Note 3)                                               30             828             495                199
Payable Due to Administrative Services Plan, Institutional
 Class Shares (Note 3)                                                        --             297              96                  7
Payable Due to Administrative Services Plan, Retail Class
 Shares (Note 3)                                                              14             153             172                 13
Payable Due to Administrator                                                   4             113              68                 10
Chief Compliance Officer Fees Payable                                         --               7               4                  1
Payable Due to Trustees                                                       --              13               9                  1
Other Accrued Expenses                                                         6             226             148                 18
                                                                      ----------     -----------     -----------         ----------
Total Liabilities                                                          2,449          16,601          39,283             78,466
                                                                      ----------     -----------     -----------         ----------
Net Assets                                                            $   57,246     $ 1,529,410     $   899,979          $ 130,050
                                                                      ==========     ===========     ===========         ==========
Net Assets Consist of:
Paid-in Capital                                                       $   46,426     $ 1,211,577     $   899,702          $ 120,833
Undistributed Net Investment Income (Accumulated Net
 Investment Loss)                                                             90            (185)          5,082               (815)
Accumulated Net Realized Gain (Loss) on Investments, Securities
 Sold Short, Purchased and Written Options and Swap Contracts                685          44,586            (875)            (4,081)
Net Unrealized Appreciation (Depreciation) on Investments and
 Securities Sold Short                                                    10,045         273,432          (3,895)            14,113
Net Unrealized Depreciation on Forward Foreign Currency Contracts             --              --             (37)                --
Net Unrealized Appreciation on Foreign Currency Translation                   --              --               2                 --
                                                                      ----------     -----------     -----------       ------------
Net Assets                                                            $   57,246     $ 1,529,410     $   899,979          $ 130,050
                                                                      ==========     ===========     ===========       ============
Investments in Securities, at Cost                                    $   48,308     $ 1,263,949     $   892,544          $ 129,492
Securities Sold Short, Proceeds                                               --              --              --             67,086
Net Assets - Institutional Class Shares(1)                          $  9,912,644 $ 1,023,768,761   $ 674,163,928       $ 30,463,706
                                                                    ============ ===============   =============       ============
Net Assets - Retail Class Shares(1)                                 $ 47,332,886   $ 505,641,272   $ 225,815,210       $ 99,585,820
                                                                    ============ ===============   =============       ============
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization -- No Par Value)                                543,511      56,788,677      67,423,210          2,840,049
                                                                       =========      ==========      ==========          =========
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization -- No Par Value)                              2,609,735      28,274,924      22,624,839          9,314,244
                                                                       =========      ==========      ==========          =========
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share -- Institutional Class Shares                             $18.24          $18.03          $10.00             $10.73
                                                                       =========      ==========      ==========          =========
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share -- Retail Class Shares                                    $18.14          $17.88           $9.98             $10.69
                                                                       =========      ==========      ==========          =========

(1) Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------


Statements of Assets and Liabilities (000)                [RIVERPARK FUNDS LOGO]
March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        RiverPark
                                                                    RiverPark/Gargoyle      RiverPark Structural        Strategic
                                                                    Hedged Value Fund           Alpha Fund             Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in Securities, at Value (Note 2)                          $   49,202                $   7,990             $   233,601
Purchased Options, at Value                                                   --                    1,516                      --
Cash                                                                         350                       --                      --
Deposits with Brokers for Options and Futures Contracts                       --                      586                      --
Receivable for Capital Shares Sold                                         2,591                        5                   2,246
Receivable for Investment Securities Sold                                     43                      357                   1,953
Prepaid Expenses                                                              28                        9                      11
Receivable for Dividend and Interest Income                                   26                       --                   4,132
Deferred Offering Costs                                                       --                       11                      --
                                                                          ------                   ------                 -------
Total Assets                                                              52,240                   10,474                 241,943
                                                                          ------                   ------                 -------
Liabilities:
Written Options, at Value (Note 2)                                           752                      815                      --
Payable for Investment Securities Purchased                                2,811                      207                  15,677
Income Distribution Payable                                                   --                       --                      18
Unrealized Depreciation on Forward Foreign Currency Contracts                 --                       --                       2
Payable for Capital Shares Redeemed                                           --                       --                     566
Payable Due to Adviser (Note 3)                                               44                        6                     117
Payable Due to Administrator                                                   3                        1                      14
Payable Due to Shareholder Servicing Agent (Note 3)                            2                       --                      67
Payable Due to Trustees                                                        1                       --                      --
Payable Due to Administrative Services Plan, Institutional Class
  Shares (Note 3)                                                              1                        3                      --
Payable Due to Administrative Services Plan, Retail Class Shares
 (Note 3)                                                                      1                       --                      26
Chief Compliance Officer Fees Payable                                         --                       --                       1
Variation Margin Payable                                                      --                       17                      --
Other Accrued Expenses                                                        11                        6                      22
                                                                     -----------                ---------             -----------
Total Liabilities                                                          3,626                    1,055                  16,510
                                                                     -----------                ---------             -----------
Net Assets                                                            $   48,614                $   9,419             $   225,433
                                                                     ===========                =========             ===========
Net Assets Consist of:
Paid-in Capital                                                       $   38,281                $   9,211             $   222,746
Undistributed Net Investment Income (Accumulated Net Investment
 Loss)                                                                        13                      (82)                    471
Accumulated Net Realized Gain (Loss) on Investments, Purchased
 and Written Options and Futures Contracts                                   340                     (242)                    172
Net Unrealized Appreciation on Investments                                 9,640                        1                   2,046
Net Unrealized Appreciation on Purchased and Written Options                 340                      532                      --
Net Unrealized Depreciation on Futures Contracts                              --                       (1)                     --
Net Unrealized Depreciation on Forward Foreign Currency Contracts             --                       --                      (2)
                                                                    ------------              -----------            -------------
Net Assets                                                            $   48,614                $   9,419             $   225,433
                                                                    ============              ===========            =============
Investments in Securities, at Cost                                    $   39,562                $   7,989             $   231,555
Purchased Options, at Cost                                                    --                      826                      --
Written Options, Premiums Received                                         1,092                      657                      --
Net Assets - Institutional Class Shares(1)                          $ 35,560,599              $ 8,706,167            $ 54,966,704
                                                                    ============              ===========            ============
Net Assets - Retail Class Shares(1)                                 $ 13,052,926              $   713,203            $170,466,232
                                                                    ============              ===========            ============
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization -- No Par Value)                              2,562,019                  850,489               5,324,756
                                                                    ============              ===========            ============
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization -- No Par Value)                                942,801                   69,797              16,507,248
                                                                    ============              ===========            ============
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share -- Institutional Class Shares                             $13.88                   $10.24                  $10.32
                                                                    ============              ===========            ============
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share -- Retail Class Shares                                    $13.84                   $10.22                  $10.33
                                                                    ============              ===========            ============


(1) Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Statements of Operations (000)
For the Six Month Period Ended
March 31, 2014 (Unaudited)                                      [RIVERPARK LOGO]
--------------------------------------------------------------------------------

                                                                       RiverPark                   RiverPark      RiverPark
                                                                         Large       RiverPark     Short Term     Long/Short
                                                                        Growth       Wedgewood     High Yield     Opportunity
                                                                         Fund           Fund          Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                                $   244     $ 6,071         $   331         $   767
Interest                                                                      --          15          25,760               2
Foreign Taxes Withheld                                                        --          --              --              (1)
                                                                         -------     -------         -------         -------
  Total Investment Income                                                    244       6,086          26,091             768
                                                                         =======     =======         =======         =======
Expenses:
Investment Advisory Fees (Note 3)                                            133       4,385           2,898             838
Shareholder Service Fees(1) (Note 3)                                          42         439             314              94
Administrative Services Fee, Institutional Class Shares (Note 3)               3         304             282               6
Administrative Services Fee, Retail Class Shares (Note 3)                     20          --             137               8
Administrator Fees (Note 3)                                                   19         616             407              51
Chief Compliance Officer Fees (Note 3)                                         1          15              10               2
Trustees' Fees (Note 3)                                                       --          10               6               1
Registration Fees                                                             13          71              33              18
Transfer Agent Fees                                                            9         294             195              24
Professional Fees                                                              2          62              42               5
Custodian Fees                                                                 1          10              10               1
Printing Fees                                                                  1          31              21               2
Dividend Expense                                                              --          --              --             540
Stock Loan Fee                                                                --          --              --             183
Insurance and Other Fees                                                       1          34              28               5
                                                                         -------     -------         -------         -------
  Total Expenses                                                             245       6,271           4,383           1,778
                                                                         -------     -------         -------         -------
Advisor Waiver Recapture (Note 3)                                              1          --              --              42
                                                                         -------     -------         -------         -------
  Net Expenses                                                               246       6,271           4,383           1,820
                                                                         -------     -------         -------         -------
Net Investment Income (Loss)                                                  (2)       (185)         21,708          (1,052)
                                                                         -------     -------         -------         -------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
  Investments                                                                852      64,565            (731)          2,786
  Securities Sold Short                                                       --          --              --          (2,961)
  Purchased Options                                                           --          --              --              75
  Written Options                                                             --          --              --              15
  Swap Contracts                                                              --          --              --           1,321
  Forward Foreign Currency Contracts                                          --          --              90              --
  Foreign Currency Transactions                                               --          --             (31)             (2)
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments                                                              3,608      94,207          (2,255)          9,213
  Securities Sold Short                                                       --          --              --          (3,501)
  Purchased Options                                                           --          --              --             (30)
  Written Options                                                             --          --              --             (15)
  Forward Foreign Currency Contracts                                          --          --             (93)             --
  Foreign Currency Translation                                                --          --               4              --
                                                                       ---------   ---------      -----------      ---------
Net Realized and Unrealized Gain (Loss)                                    4,460     158,772          (3,016)          6,901
                                                                       ---------   ---------      -----------      ---------
Net Increase in Net Assets Resulting from Operations                   $   4,458   $ 158,587      $   18,692       $   5,849
                                                                       =========   =========      ===========      =========


(1) Attributable to Retail Class Shares only.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Statements of Operations (000)
For the Six Month Period Ended
March 31, 2014 (Unaudited)                                      [RIVERPARK LOGO]
--------------------------------------------------------------------------------

                                                                   RiverPark/Gargoyle    RiverPark Structural  RiverPark  Strategic
                                                                   Hedged Value Fund           Alpha Fund        Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                              $     294               $   --                $       4
Interest                                                                      --                    2                    3,437
Foreign Taxes Withheld                                                        --                   --                       --
                                                                       ---------               ------                ---------
  Total Investment Income                                                    294                    2                    3,441
                                                                       ---------               ------                ---------
Expenses:
Investment Advisory Fees (Note 3)                                            175                   66                      326
Shareholder Service Fees(1) (Note 3)                                          13                    1                       94
Administrative Services Fee, Institutional Class Shares (Note 3)               3                    4                        8
Administrative Services Fee, Retail Class Shares (Note 3)                      3                    1                       43
Administrator Fees (Note 3)                                                   18                    4                       46
Chief Compliance Officer Fees (Note 3)                                         1                   --                        1
Trustees' Fees (Note 3)                                                        1                   --                        1
Registration Fees                                                             14                    4                        8
Transfer Agent Fees                                                            8                    2                       22
Professional Fees                                                              2                    1                        4
Custodian Fees                                                                 3                   --                        1
Printing Fees                                                                  1                   --                        3
Offering Costs                                                                --                   23                       29
Insurance and Other Fees                                                       2                    2                        2
                                                                       ---------               ------                ---------
  Total Expenses                                                             244                  108                      588
                                                                       ---------               ------                ---------
Fees Waived by Adviser (Note 3)                                               --                  (24)                      --
Advisor Waiver Recapture (Note 3)                                             15                   --                        8
                                                                       ---------               ------                ---------
  Net Expenses                                                               259                   84                      596
                                                                       ---------               ------                ---------
Net Investment Income (Loss)                                                  35                  (82)                   2,845
                                                                       ---------               ------                ---------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
  Investments                                                              2,420                   (3)                     (46)
  Purchased Options                                                           --                  395                       --
  Written Options                                                         (2,300)                (270)                      --
  Futures Contracts                                                           --                 (118)                      --
  Forward Foreign Currency Contracts                                          --                   --                      166
  Foreign Currency Transactions                                               --                   --                       56
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments                                                              3,629                    1                    2,046
  Purchased Options                                                           --                  526                       --
  Written Options                                                            573                 (178)                      --
  Futures Contracts                                                           --                  (12)                      --
  Forward Foreign Currency Contracts                                          --                   --                       (2)
                                                                       ---------               ------                ---------
Net Realized and Unrealized Gain                                           4,322                  341                    2,220
                                                                       ---------               ------                ---------
Net Increase in Net Assets Resulting from Operations                   $   4,357              $   259                $   5,065
                                                                       ---------               ------                ---------


(1) Attributable to Retail Class Shares only.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)                       [RIVERPARK LOGO]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                             RiverPark Large Growth Fund            RiverPark/Wedgewood Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Month                               Six Month
                                                         Period Ended                            Period Ended
                                                        March 31, 2014         Year Ended       March 31, 2014     Year Ended
                                                         (Unaudited)       September 30, 2013     (Unaudited)  September 30, 2013
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net Investment Income (Loss)                              $      (2)          $   28              $   (185)      $   (1,056)
Net Realized Gain on Investments                                852              223                64,565              785
Net Change in Unrealized Appreciation of Investments          3,608            5,176                94,207          136,807
                                                          ---------           ------              --------        ---------
Net Increase in Net Assets Resulting from Operations          4,458            5,427               158,587          136,536
                                                          ---------           ------              --------        ---------
Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares                                     (15)             (7)                    --               --
Retail Class Shares                                             (3)            (15)                    --               --
Net Realized Gains:
Institutional Class Shares                                     (54)            (17)               (13,609)          (1,058)
Retail Class Shares                                          (228)            (74)                (5,917)            (540)
                                                           --------           ------               -------         ---------
Total Distributions to Shareholders                            (300)           (113)               (19,526)          (1,598)
                                                           --------           ------               -------         ---------
Capital Share Transactions:
Institutional Class Shares:
Shares Issued                                                 2,758           1,421                178,156          590,737
Shares Issued as Reinvestment of Distributions                   69              24                 10,874              755
Shares Redeemed                                                 (11)             --                (96,795)        (132,831)
                                                           --------           ------               --------        ---------
Net Increase in Net Assets from Institutional Class
  Shares Transactions                                         2,816           1,445                 92,235          458,661
                                                           --------           ------               --------        ---------
Retail Class Shares:
Shares Issued                                                19,967          10,639                140,567          200,284
Shares Issued as Reinvestment of Distributions                  231              89                  5,873              536
Shares Redeemed                                              (2,446)         (4,154)               (29,013)         (66,330)
                                                           --------         --------               --------         --------
Net Increase in Net Assets from Retail Class Shares
 Transactions                                                17,752           6,574                117,427          134,490
                                                           --------         --------               --------         --------
Net Increase in Net Assets from Capital Share
 Transactions                                                20,568           8,019                209,662          593,151
                                                           --------         --------               --------         --------
Net Increase in Net Assets                                   24,726          13,333                348,723          728,089
Net Assets:
Beginning of Period                                          32,520          19,187              1,180,687          452,598
                                                           --------         --------               --------         --------
End of Period                                              $ 57,246      $   32,520            $ 1,529,410      $ 1,180,687
                                                           ========         ========           ============     ============
Undistributed Net Investment Income                        $     90      $      110            $      (185)     $        --
                                                           ========         ========           ============     ============
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued                                                   154              98                 10,225           40,167
Shares Issued as Reinvestment of Distributions                    4               2                    639               54
Shares Redeemed                                                  (1)             --                 (5,561)          (8,834)
                                                            --------         --------               --------         --------
Net Increase in Institutional Class Shares                      157             100                  5,303           31,387
                                                            --------         --------               --------         --------
Retail Class Shares:
Shares Issued                                                 1,115             737                  8,103           13,521
Shares Issued as Reinvestment of Distributions                   13               7                    348               39
Shares Redeemed                                                (138)           (289)                (1,689)          (4,608)
                                                            --------         --------               --------         --------
Net Increase in Retail Class Shares                             990             455                  6,762            8,952
                                                            --------         --------               --------         --------
Net Increase in Share Transactions                            1,147             555                 12,065           40,339
                                                            ========         ========           ============     ============

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)                       [RIVERPARK LOGO]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                    RiverPark Short Term High Yield Fund      RiverPark  Long/Short Opportunity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Month                               Six Month
                                                         Period Ended                            Period Ended
                                                        March 31, 2014         Year Ended       March 31, 2014     Year Ended
                                                         (Unaudited)       September 30, 2013     (Unaudited)  September 30, 2013
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net Investment Income (Loss)                              $   21,708         $   20,685           $   (1,052)    $   (1,164)
Net Realized Gain (Loss) on Investments,
 Purchased and Written Options, Swap
 Contracts, Securities Sold Short, Forward Foreign
 Currency Contracts and
 Foreign Currency Transactions                                  (672)            (2,507)               1,234         (4,634)
Net Change in Unrealized Appreciation (Depreciation)
 on Investments, Purchased
 and Written Options, Swap Contracts, Securities
 Sold Short, Forward Foreign
 Currency Contracts and Foreign Currency Transactions         (2,344)            (1,829)               5,667          7,906
                                                          ----------         -----------          ----------     ----------
Net Increase in Net Assets Resulting from Operations          18,692             16,349                5,849          2,108
                                                          ----------         -----------          ----------     ----------
Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares                                  (12,239)           (11,095)                  --             --
Retail Class Shares                                          (4,416)            (7,170)                  --             --
Net Realized Gains:
Institutional Class Shares                                       --                 --                   --           (199)
Retail Class Shares                                              --                 --                   --            (48)
                                                          ----------         -----------          ----------     ----------
Total Distributions to Shareholders                          (16,655)           (18,265)                  --           (247)
                                                          ----------         -----------          ----------     ----------
Capital Share Transactions:
Institutional Class Shares:
Shares Issued                                                141,572            586,205                4,477         17,104
Shares Issued as Reinvestment of Distributions                 9,983              9,555                   --            198
Shares Redeemed                                              (66,027)          (107,432)              (2,305)       (10,742)
                                                           ----------         -----------          ----------     ----------
Net Increase in Net Assets from Institutional
 Class Shares Transactions                                    85,528            488,328                2,172          6,560
                                                           ----------         -----------          ----------     ----------
Retail Class Shares:
Shares Issued                                                 65,776            271,780               52,191         77,444
Shares Issued as Reinvestment of Distributions                 4,308              7,025                   --             47
Shares Redeemed                                             (130,747)           (90,065)             (29,258)       (11,112)
                                                           ----------         -----------          ----------     ----------
Net Increase (Decrease) in Net Assets from Retail
 Class Shares Transactions                                   (60,663)           188,740               22,933         66,379
                                                           ----------         -----------          ----------     ----------
Net Increase in Net Assets from Capital Share
 Transactions                                                 24,865            677,068               25,105         72,939
                                                           ----------         -----------          ----------     ----------
Net Increase in Net Assets                                    26,902            675,152               30,954         74,800
Net Assets:
Beginning of Period                                          873,077            197,925               99,096         24,296
                                                           ----------         -----------          ----------     ----------
End of Period                                          $     899,979        $   873,077          $   130,050     $   99,096
                                                           ==========         ===========          ==========     ==========
Undistributed Net Investment Income (Accumulated
 Net Investment Loss)                                  $       5,082        $        29          $      (815)    $      237
                                                           ==========         ===========          ==========     ==========
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued                                                 14,144             58,659                  413          1,733
Shares Issued as Reinvestment of Distributions                   998                958                   --             21
Shares Redeemed                                               (6,597)           (10,756)                (215)        (1,084)
                                                           ----------         -----------          ----------     ----------
Net Increase in Institutional Class Shares                     8,545             48,861                  198            670
                                                           ----------         -----------          ----------     ----------
Retail Class Shares:
Shares Issued                                                  6,582             27,217                4,843          7,882
Shares Issued as Reinvestment of Distributions                   431                705                   --              5
Shares Redeemed                                              (13,061)            (9,026)              (2,716)        (1,125)
                                                           ----------         -----------          ----------     ----------
Net Increase (Decrease) in Retail Class Shares                (6,048)            18,896                2,127          6,762
                                                           ----------         -----------          ----------     ----------
Net Increase in Share Transactions                             2,497             67,757                2,325          7,432
                                                           ==========         ===========          ==========     ==========

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)                       [RIVERPARK LOGO]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       RiverPark/Gargoyle Hedged Value Fund       RiverPark Structural Alpha Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Month                               Six Month
                                                         Period Ended                            Period Ended
                                                        March 31, 2014         Year Ended       March 31, 2014     Year Ended
                                                         (Unaudited)       September 30, 2013     (Unaudited)  September 30, 2013
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net Investment Income (Loss)                              $   35              $   196               $   (82)       $   (37)
Net Realized Gain (Loss) on Investments,
 Purchased and Written Options and
 Futures Contracts                                           120                  106                     4            (51)
Net Change in Unrealized Appreciation on
 Investments, Purchased and Written
 Options and Futures Contracts                             4,202                5,194                   337            195
                                                          ------              -------               -------        -------
Net Increase in Net Assets Resulting from Operations       4,357                5,496                   259            107
                                                          ------              -------               -------        -------
Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares                                 (128)                (132)                   --             --
Retail Class Shares                                         (31)                 (14)                   --             --
Net Realized Gains:
Institutional Class Shares                                 (215)                (340)                 (141)            --
Retail Class Shares                                         (78)                 (37)                  (17)            --
                                                           ------              -------               -------        -------
Total Distributions to Shareholders                         (452)                (523)                 (158)            --
                                                           ------              -------               -------        -------
Capital Share Transactions:
Institutional Class Shares:
Shares Issued                                             13,610                  885                 1,311          1,252
Shares Issued in Connection with In-Kind
 Contribution (see Note 5)                                    --                   --                    --          7,310
Shares Issued as Reinvestment of Distributions               298                  468                   141             --
Shares Redeemed                                           (1,270)              (2,257)                 (964)          (547)
                                                           ------              -------               -------        -------
Net Increase (Decrease) in Net Assets from
Institutional Class Shares Transactions                   12,638                 (904)                  488          8,015
                                                           ------              -------               -------        -------
Retail Class Shares:
Shares Issued                                              5,560                9,589                   608            891
Shares Issued as Reinvestment of Distributions               102                   50                    17             --
Shares Redeemed                                           (2,247)              (2,353)                 (798)           (10)
                                                           ------              -------               -------        -------
Net Increase (Decrease) in Net Assets from Retail
 Class Shares Transactions                                 3,415                7,286                  (173)           881
                                                           ------              -------               -------        -------
Net Increase in Net Assets from Capital Share
 Transactions                                             16,053                6,382                   315          8,896
                                                           ------              -------               -------        -------
Net Increase in Net Assets                                19,958               11,355                   416          9,003
Net Assets:
Beginning of Period                                       28,656               17,301                 9,003             --
                                                          ------              -------               -------        -------
End of Period                                         $   48,614           $   28,656             $   9,419      $   9,003
                                                          ======              =======               =======        =======
Undistributed Net Investment Income (Accumulated
 Net Investment Loss)                                 $       13           $      137             $     (82)     $      --
                                                          ======              =======               =======        =======
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued                                              1,021                   79                   129            125
Shares Issued in Connection with In-Kind
 Contribution (see Note 5)                                    --                   --                    --            731
Shares Issued as Reinvestment of Distributions                23                   45                    14             --
Shares Redeemed                                              (95)                (205)                  (95)           (54)
                                                          ------              -------               -------        -------
Net Increase (Decrease) in Institutional Class Shares        949                  (81)                   48            802
                                                          ------              -------               -------        -------
Retail Class Shares:
Shares Issued                                                418                  843                    60             88
Shares Issued as Reinvestment of Distributions                 8                    5                     2             --
Shares Redeemed                                             (169)                (202)                  (79)            (1)
                                                          ------              -------               -------        -------
Net Increase (Decrease) in Retail Class Shares               257                  646                   (17)            87
                                                          ------              -------               -------        -------
Net Increase in Share Transactions                         1,206                  565                    31            889
                                                          ======              =======               =======        =======

* Fund commenced operations on June 28, 2013.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (000)                       [RIVERPARK LOGO]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      RiverPark Strategic Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Six Month
                                                                                       Period Ended
                                                                                      March 31, 2014         Year Ended
                                                                                       (Unaudited)       September 30, 2013
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net Investment Income                                                               $     2,845              $   --
Net Realized Gain on Investments, Forward Foreign Currency Contracts and
Foreign Currency Transactions                                                               176                  --
Net Change in Unrealized Appreciation of Investments, Forward Foreign Currency
Contracts and Foreign Currency Translation                                                2,044                  --
                                                                                          -----              ------
Net Increase in Net Assets Resulting from Operations                                      5,065                  --
                                                                                          -----              ------
Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares                                                                 (639)                 --
Retail Class Shares                                                                      (1,735)                 --
Net Realized Gains:
Institutional Class Shares                                                                   (1)                 --
Retail Class Shares                                                                          (3)                 --
                                                                                         ------              ------
Total Distributions to Shareholders                                                      (2,378)                 --
                                                                                         ------              ------
Capital Share Transactions:
Institutional Class Shares:
Shares Issued                                                                            55,266               2,000
Shares Issued as Reinvestment of Distributions                                              613                  --
Shares Redeemed                                                                          (3,591)                 --
                                                                                         ------               ------
Net Increase in Net Assets from Institutional Class Shares Transactions                  52,288               2,000
                                                                                         ------               ------
Retail Class Shares:
Shares Issued                                                                           173,546                  75
Shares Issued as Reinvestment of Distributions                                            1,734                  --
Shares Redeemed                                                                          (6,897)                 --
                                                                                        -------               ------
Net Increase in Net Assets from Retail Class Shares Transactions                        168,383                  75
                                                                                        -------               ------
Net Increase in Net Assets from Capital Share Transactions                             220,671                2,075
                                                                                        -------               ------
Net Increase in Net Assets                                                              223,358               2,075
Net Assets:
Beginning of Period                                                                       2,075                  --
                                                                                        -------               ------
End of Period                                                                     $     225,433           $   2,075
                                                                                        =======               ======
Undistributed Net Investment Income                                               $         471           $      --
                                                                                        =======               ======
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued                                                                             5,417                 200
Shares Issued as Reinvestment of Distributions                                               60                  --
Shares Redeemed                                                                            (352)                 --
                                                                                          -----               ------
Net Increase in Institutional Class Shares                                                5,125                 200
                                                                                          -----               ------
Retail Class Shares:
Shares Issued                                                                            17,003                   8
Shares Issued as Reinvestment of Distributions                                              169                  --
Shares Redeemed                                                                            (673)                 --
                                                                                         ------               ------
Net Increase in Retail Class Shares                                                      16,499                   8
                                                                                         ------               ------
Net Increase in Share Transactions                                                       21,624                 208
                                                                                         ======               ======

* Fund commenced operations on September 30, 2013.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Financial Highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2014 (Unaudited)
and Year or Period Ended September 30,
--------------------------------------------------------------------------------



                                    Net Asset    Net          Realized and                Dividends
                                    Value,       Investment   Unrealized      Total from  from Net    Distributions   Distributions
                                    Beginning    of Income    Gains (Losses)  Investment  Investment  from Net        from Return
                                    Period       (Loss) (1)   on Investments  Operations  Income      Realized Gains  of Capital
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund
Institutional Class Shares
2014(5)                            $ 16.28       $ 0.02         $   2.11(2)    $ 2.13     $ (0.04)    $ (0.13)       $       --
2013                                 13.27         0.05             3.04         3.09       (0.02)      (0.06)               --
2012                                 10.09         0.01             3.17         3.18          --          --                --
2011                                 10.00        (0.01)            0.16(2)      0.15          --          --             (0.06)
Retail Class Shares
2014(5)                            $ 16.18      $ (0.01)        $   2.10       $ 2.09     $    --(3)  $ (0.13)       $       --
2013                                 13.21         0.01             3.03         3.04       (0.01)      (0.06)               --
2012                                 10.07        (0.03)            3.17         3.14          --          --                --
2011                                 10.00        (0.04)            0.16(2)      0.12          --          --             (0.05)
RiverPark/Wedgewood Fund
Institutional Class Shares
2014(5)                            $ 16.21         $ --(3)      $   2.08       $ 2.08     $    --     $ (0.26)       $       --
2013                                 13.88        (0.01)            2.38         2.37          --       (0.04)               --
2012                                 10.32        (0.05)            3.61         3.56          --          --                --
2011                                 10.00        (0.06)            0.40(2)      0.34          --(3)       --             (0.02)
Retail Class Shares
2014(5)                            $ 16.09      $ (0.01)        $   2.06(2)    $ 2.05     $    --     $ (0.26)       $       --
2013                                 13.82        (0.05)            2.36         2.31          --       (0.04)               --
2012                                 10.30        (0.08)            3.60         3.52          --          --                --
2011                                 10.00        (0.09)            0.40(2)      0.31          --          --             (0.01)
RiverPark Short Term High Yield Fund
Institutional Class Shares
2014(5)                            $  9.98      $  0.25         $  (0.04)      $ 0.21       (0.19)    $    --         $      --
2013                                 10.01         0.39            (0.07)        0.32       (0.35)         --                --
2012                                  9.88         0.44             0.08         0.52       (0.39)         --                --
2011                                 10.00         0.47            (0.15)        0.32       (0.44)         --                --
Retail Class Shares
2014(5)                            $  9.97      $  0.23         $  (0.04)      $ 0.19     $ (0.18)    $    --         $      --
2013                                  9.99         0.37            (0.06)        0.31       (0.33)         --                --
2012                                  9.88         0.42             0.06         0.48       (0.37)         --                --
2011                                 10.00         0.43            (0.13)        0.30       (0.42)         --                --


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       26

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Ratio of Total
                                                                                Expenses to
                                                                                Average Net        Ratio of Net
              Net Asset                                         Ratio of Net    Assets, Excluding  Investment
    Total     Value,          Total     Net Assets,         Expenses to         Advisor Waiver     Income (Loss) to   Portfolio
Distributions End of Period  Return++  End of Period (000) Average Net Assets   Recapture          Average Net Assets Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
$   (0.17)    $ 18.24         13.13%+        $     9,913           1.00%(4)           0.97%             0.22%              13%
    (0.08)      16.28         23.46+               6,299           1.00               1.06              0.32               45
       --       13.27         31.52+               3,804           1.00               2.78              0.08               24
    (0.06)      10.09          1.44+               2,667           1.00               9.08              (0.10)             73
$   (0.13)    $ 18.14         13.00%+        $    47,333           1.25%(4)           1.25%             (0.07)%            13%
    (0.07)      16.18         23.15+              26,221           1.25               1.31              0.06               45
       --       13.21         31.18+              15,383           1.25               1.74              (0.20)             24
    (0.05)      10.07          1.19+                 231           1.25               9.76              (0.32)             73
$   (0.26)    $ 18.03         12.92%         $ 1,023,769           0.89%              0.89%             0.01%              17%
    (0.04)      16.21         17.15              834,476           0.92(4)            0.89              (0.06)             20
       --       13.88         34.50+             279,016           1.00               1.03              (0.40)             24
    (0.02)      10.32          3.37+              33,004           1.00               2.83              (0.59)             48
$   (0.26)    $ 17.88         12.89%         $   505,641           1.01%              1.01%             (0.10)%            17%
    (0.04)      16.09         16.79              346,211           1.17(4)            1.14              (0.32)             20
       --       13.82         34.17+             173,582           1.25               1.27              (0.64)             24
    (0.01)      10.30          3.12+                 241           1.25               3.71              (0.78)             48
$   (0.19)    $ 10.00          2.12%         $   674,164           0.88%              0.88%             4.97%              59%
    (0.35)       9.98          3.39              587,334           0.99(4)            0.94              3.88               390
    (0.39)      10.01          5.32+             100,224           1.00               1.12              4.42               611
    (0.44)       9.88          3.27+              18,883           1.00               2.12              4.69               454
$   (0.18)    $  9.98          1.99%         $   225,815           1.23%              1.23%             4.61%              59%
    (0.33)       9.97          3.14              285,742           1.25(4)            1.21              3.75               390
    (0.37)       9.99          4.88+              97,701           1.25               1.32              4.23               611
    (0.42)       9.88          3.06+               6,083           1.25               2.18              4.28               454


+ Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1) Per share data was calculated using average shares for the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3) Amount represents less than $0.01   per share.
(4) Ratio includes previously waived investment advisory fees recovered.
(5) Unless otherwise indicated, all ratios for the period have been annualized.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Financial Highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2014 (Unaudited) and Year or Period Ended September 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                             Realized and
                                 Net Asset      Net          Unrealized                  Dividends
                                 Value,         Investment   Gains          Total from   from Net     Distributions
                                 Beginning of   Income       (Losses) on    Investment   Investment   from Net        Total
                                 Period         (Loss)(6)    Investments    Operations   Income       Realized Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund
Institutional Class Shares
2014(5)                           $ 10.10       $ (0.09)      $ 0.72        $ 0.63       $    --        $   --        $    --
2013                                10.14         (0.22)        0.27          0.05            --         (0.09)         (0.09)
2012(1)                             10.00         (0.13)        0.27          0.14            --            --             --
Retail Class Shares
2014(5)                           $ 10.08       $ (0.10)      $ 0.71        $ 0.61       $    --        $   --        $    --
2013                                10.13         (0.23)        0.27          0.04            --         (0.09)         (0.09)
2012(1)                             10.04         (0.13)        0.22          0.09            --            --             --
RiverPark/Gargoyle Hedged Value Fund
Institutional Class Shares
2014(5)                           $ 12.47      $   0.02       $ 1.55        $ 1.57       $ (0.06)       $(0.10)       $ (0.16)
2013                                 9.97          0.10         2.69          2.79         (0.08)        (0.21)         (0.29)
2012(2)                             10.00          0.05        (0.08)(7)     (0.03)           --            --             --
Retail Class Shares
2014(5)                           $ 12.44      $     --(12)   $ 1.54        $ 1.54       $ (0.04)      $ (0.10)       $ (0.14)
2013                                 9.96          0.06         2.70          2.76         (0.07)        (0.21)         (0.28)
2012(2)                              9.83          0.05         0.08          0.13            --            --             --
RiverPark Structural Alpha Fund
Institutional Class Shares
2014(5)                           $ 10.12      $  (0.09)      $ 0.38        $ 0.29       $    --       $ (0.17)       $ (0.17)
2013(3)                             10.00         (0.05)        0.17          0.12            --            --             --
Retail Class Shares
2014(5)                           $ 10.12      $  (0.10)      $ 0.37        $ 0.27       $    --       $ (0.17)       $ (0.17)
2013(3)                             10.00         (0.05)        0.17          0.12            --            --             --
RiverPark Strategic Income Fund
Institutional Class Shares
2014(4)                           $ 10.00      $   0.30       $ 0.21        $ 0.51       $ (0.19)      $    --(12)    $ (0.19)
Retail Class Shares
2014(4)                           $ 10.00      $   0.29       $ 0.22        $ 0.51       $ (0.18)      $    --(12)    $ (0.18)


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       28

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Ratio of Total Expenses
                                           Ratio of Net Expenses   to Average Net Assets,
                                           to Average Net Assets,  Including Dividend      Ratio of Net
                            Net Assets,    Including Dividend      Expense and Stock Loan  Investment Income
Net Asset Value,  Total     End of         Expense and Stock       Fee, Excluding Advisor  (Loss) to             Portfolio
End of Period     Return+   Period (000)        Loan Fee           Waiver Recapture        Average Net Assets    Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
 $ 10.73          6.24%     $  30,464          3.14%(10)(11)             3.04%                   (1.75)%            18%
   10.10          0.55         26,686          3.46(9)                   3.60                    (2.22)             56
   10.14          1.40         19,994          3.49(8)                   4.12                    (2.61)             20
 $ 10.69          6.05%     $  99,586          3.29%(10) (11)            3.23%                   (1.92)%            18%
   10.08          0.45         72,410          3.61(9)                   3.71                    (2.32)             56
   10.13          0.90          4,302          3.68(8)                   4.18                    (2.78)             20
 $ 13.88         12.64%     $  35,561          1.25%(11)                 1.16%                    0.27%             19%
   12.47         28.54         20,123          1.25                      1.52                     0.92              66
    9.97         (0.30)        16,899          1.25                      1.94                     1.28              29
 $ 13.84         12.43%     $  13,053          1.50%(11)                 1.44%                    0.01%             19%
   12.44         28.42          8,533          1.50                      1.67                     0.54              66
    9.96          1.32            402          1.50                      1.99                     1.35              29
 $ 10.24          2.85%     $   8,706          1.75%                     2.25%                   (1.72)%             0%
   10.12          1.20          8,118          1.75                      2.99                    (1.73)              0
 $ 10.22          2.65%     $     713          2.00%                     2.51%                   (1.97)%             0%
   10.12          1.20            885          2.00                      3.32                    (1.98)              0
 $ 10.32          5.15%     $  54,967          1.00%(11)                 0.97%                    5.92%             20%
 $ 10.33          5.15%     $ 170,466         1.25%(11)                  1.24%                    5.59%             20%


+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.

(1) Institutional Class shares commenced operations on March 30, 2012 and Retail Class Shares commenced operations on April 3, 2012. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(2) Institutional Class shares commenced operations on April 30, 2012 and Retail Class Shares commenced operations on May 4, 2012. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(3) Commenced operations on June 28, 2013. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate

(4) Commenced operations on September 30, 2013. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(5) Unless otherwise indicated, all ratios for the period have been annualized.

(6) Per Share data was calculated using average shares for the period.

(7) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(8) Dividend expense and stock loan fee totaled 1.64% of average net assets for the year ended September 30, 2012. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(9) Dividend expense and stock loan fee totaled 1.61% of average net assets for the year ended September 30, 2013. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(10) Dividend expense and stock loan fee totaled 1.29% of average net assets for the six month period ended March 31, 2014. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(11) Ratios include previously waived investment advisory fees recovered.

(12) Amount represents less than $0.01   per shares.






    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2014 (Unaudited)
--------------------------------------------------------------------------------

1. Organization

RiverPark Funds Trust (the "Trust"), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of September 30, 2013, the Trust was comprised of seven funds: the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark/Gargoyle Hedged Value Fund, RiverPark Structural Alpha Fund and RiverPark Strategic Income Fund (each a "Fund" and collectively the "Funds"). The investment objective of the RiverPark Large Growth Fund and RiverPark/Wedgewood Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. The investment objective of the RiverPark/ Gargoyle Hedged Value Fund is to seek long-term capital appreciation while exposing investors to less volatility than in a stand-alone stock portfolio. The investment objective of the RiverPark Structural Alpha Fund is to seek long-term capital appreciation while exposing investors to less risk than broad stock market indices. Each of the Funds is diversified with the exception of the RiverPark/Wedgewood Fund which is non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund, has registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees. The RiverPark Short Term High Yield Fund was closed to new investors on June 21, 2013.

2. Summary of Significant Accounting Policies

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies.

Use of Estimates -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Valuation of Investments -- Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange ("NYSE"). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees ("the Board").

--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a "Business Day"). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc. ); and

o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments, Schedule of Securities Sold Short, Schedules of Open Options Purchased and Schedules of Open Options Written.

For the six month period ended March 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities. It is the Funds' policy to recognize transfers into and out of Levels at the end of the reporting period.

For the six month period ended March 31, 2014, there were no significant changes to the Funds' fair value methodologies.



--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2014 (Unaudited) (continued)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

Securities Sold Short -- As consistent with the RiverPark Long/Short Opportunity Fund's investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short by the Fund would not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing cash or high-grade securities. The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury Bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.


Written/Purchased Options -- Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options and purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, RiverPark Long/Short Opportunity Fund and RiverPark/Gargoyle Hedged Value Fund may sell uncovered call options on securities and stock indices.


The RiverPark Long/Short Opportunity Fund, RiverPark/Gargoyle Hedged Value Fund, RiverPark Structural Alpha Fund and RiverPark Strategic Income Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets. The RiverPark Structural Alpha Fund may purchase or sell options or option spreads, so long as the aggregate net notional value does not exceed 125%, and the gross notional value does not exceed 250% of the value of its assets.

An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.



--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

Written equity and index options transactions entered into during the six month period ended March 31, 2014 are summarized as follows:

--------------------------------------------------------------------------------------------------
                                                                          RiverPark Long/Short
                                                                          Opportunity Fund
--------------------------------------------------------------------------------------------------
                                            Number of Contracts           Premiums Received
--------------------------------------------------------------------------------------------------
Balance at the beginning of the period               20                       $   23,820
Closing buys                                        (20)                         (23,820)
Balance at the end of the period                     --                       $       --
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                          RiverPark/Gargoyle
                                                                          Hedged Value Fund
--------------------------------------------------------------------------------------------------
                                            Number of Contracts           Premiums Received
--------------------------------------------------------------------------------------------------
Balance at the beginning of the period              191                       $  353,422
Written                                           2,110                        4,222,165
Closing buys                                     (1,751)                      (3,483,764)
Balance at the end of the period                    550                       $1,091,823
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                          RiverPark Structural
                                                                             Alpha Fund
--------------------------------------------------------------------------------------------------
                                            Number of Contracts           Premiums Received
--------------------------------------------------------------------------------------------------
Balance at the beginning of the period              186                      $   621,099
Written                                           1,052                          608,742
Expired                                            (532)                        (267,316)
Executed                                           (100)                          (2,141)
Closing buys                                       (311)                        (302,918)
Balance at the end of the period                    295                      $   657,466
--------------------------------------------------------------------------------------------------


In addition to the option writing above, the RiverPark Long/Short Opportunity Fund sold 20 purchased options contracts in the current period for a realized gain of $74,527 with no purchased options outstanding. The RiverPark Structural Alpha Fund purchased 146 options contracts, 18 options contracts expired and sold 24 options contracts in the current period for a realized gain of $395,254 with 182 purchased options outstanding. Purchased and written options held as of March 31, 2014 are disclosed separately on the Statements of Assets and Liabilities. The realized and unrealized gain (loss) from options purchased and written options are disclosed separately on the Statements of Operations.

All written options and purchased options have equity risk exposure. Additionally, all written options and purchased options held as of March 31, 2014 are exchange-traded and therefore no right of setoff exists.

Swap Agreements -- The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund's restrictions on investments in foreign securities.


--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2014 (Unaudited) (continued)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase total return. A Fund's ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.


Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term.


Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must "set aside" liquid assets, or engage in other appropriate measures to "cover" its obligation under the swap contract.

All swaps held by the RiverPark Long/Short Opportunity Fund during the six month period ended March 31, 2014 had equity risk exposure.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as realized gains or losses. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of March 31, 2014. The total return swaps that the RiverPark Long/Short Opportunity Fund transacts in are subject to a netting arrangement.


--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

During the six month period ended March 31, 2014, the RiverPark Long/Short Opportunity Fund purchased 58,617 swap contracts and closed 75,594 swap contracts for a realized gain of $1,320,796 with 120,475 swap contracts outstanding. The open swap contracts are collateralized by $250,000 in cash.

Futures and Options on Futures on Stock Indices -- The RiverPark Structural Alpha Fund intends to use futures and may use options on futures. The use of futures involves the risk that the futures contract may temporarily not correlate with the underlying index on which it is based. Additionally, futures contracts are leveraged vehicles where limited amounts of capital can expose the Fund to significant exposure to changes in the underlying index. Options on futures involve the risks associated with futures as well as the risks associated with using index options. When options are purchased over-the-counter, the Fund will bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its positions. The options contracts are fully collateralized by securities pledged and $382,261 in cash.


Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. Such unrealized is included as a component of the net assets on the Statement of Assets and Liabilities. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. As of March 31, 2014, the RiverPark Structural Alpha Fund has open futures contracts and during the six month period ended, all futures contracts held had equity risk exposure. For the six month period ended March 31, 2014, the total amount of all open futures contracts, as presented in the Schedule of Investments, are representative of the volume of activity during the year. The realized and unrealized gain (loss) from futures contracts are disclosed separately on the Statements of Operations. Additionally, all futures contracts held are exchange-traded and therefore no right of setoff exists. In addition to collateral noted on the Schedule of Investments, the futures contracts are also collateralized by $203,259 in cash.


Master Limited Partnerships -- The Funds may invest in master limited partnerships ("MLPs"). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2014 (Unaudited) (continued)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds' shares.

Investment Transactions -- Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Organization and Offering Costs -- Offering costs for RiverPark Structural Alpha Fund, including the cost of printing the initial prospectus and registration fees, are being amortized to expense over a twelve month period. As of March 31, 2014, the RiverPark Structural Alpha Fund had $11,377 remaining to be amortized.

Expenses -- Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund's do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.




--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

Forward Foreign Currency Exchange Contracts -- Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts ("forward contracts") in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk -- the risk of loss due to a decline in the value of the hedged currencies --at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of March 31, 2014, the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund held forward contracts. It is the Funds' policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the forward contracts. In accordance with this policy, unrealized appreciation and depreciation as of March 31, 2014 are presented in unrealized appreciation or unrealized depreciation on forward foreign currency contracts on the Statements of Assets and Liabilities. Realized and unrealized gains (losses) on forward contracts are disclosed separately on the Statements of Operations. For the six month period ended March 31, 2014, the total amount of open forward foreign currency contracts, as presented in the Schedules of Investments, are representative of the volume of activity for this derivative type during the period.

Dividends and Distributions to Shareholders -- Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Long/Short Opportunity Fund, RiverPark/Gargoyle Hedged Value Fund and RiverPark Structural Alpha Fund and declared and paid monthly for the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes -- Each Fund intends to qualify or continue to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the six month period ended March 31, 2014, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.



--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2014 (Unaudited) (continued)
--------------------------------------------------------------------------------

3. Agreements

Investment Advisory Agreement -- RiverPark Advisors, LLC ("RiverPark") serves as the Funds' investment adviser (the "Adviser"). For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rate: 0.65% for the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund, the RiverPark Short Term High Yield Fund and the RiverPark Strategic Income Fund, 1.50% for the RiverPark Long/Short Opportunity Fund, 0.90% for the RiverPark/Gargoyle Hedged Value Fund and 1.40% for the RiverPark Structural Alpha Fund.

The Adviser has agreed contractually to waive its fees and to absorb expenses of each Fund through January 31, 2015 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares of the Fund's average net assets for the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund, the RiverPark Short Term High Yield Fund, and the RiverPark Strategic Income Fund, 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares of the Fund's average net assets for the RiverPark Long/Short Opportunity Fund, 1.25% for the Institutional Class Shares and 1.50% for the Retail Class Shares of the Fund's average net assets for the RiverPark/Gargoyle Hedged Value Fund and 1.75% for the Institutional Class Shares and 2.00% for the Retail Class Shares of the Fund's average net assets for the RiverPark Structural Alpha Fund. The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the fees were waived or Fund expenses were absorbed, to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination.


The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares for RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares for RiverPark Long/Short Opportunity Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.25% for the Institutional Class Shares and 1.50% for the Retail Class Shares for RiverPark/Gargoyle Hedged Value Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.75% for the Institutional Class Shares and 2.00% for the Retail Class Shares for RiverPark Structural Alpha Fund.

As of March 31, 2014, the Adviser may in the future seek reimbursement of previously waived fees for the Funds as follows:


FUND                                       EXPIRING 2014      EXPIRING 2015      EXPIRING 2016      EXPIRING 2017      Total
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund                  $ 179,825         $ 71,612            $ 15,931           $    --        $ 267,368
RiverPark Long/Short Opportunity Fund               --            6,485              59,084                --           65,569
RiverPark/Gargoyle Hedged Value Fund                --           30,864              58,070                --           88,934
RiverPark Structural Alpha Fund                     --               --              26,858            23,918           50,776


For the six month period ended March 31, 2014, the Adviser recaptured previously waived fees of $1,294 for the RiverPark Large Growth Fund, $41,575 for the RiverPark Long/Short Opportunity Fund, $15,398 for the
RiverPark/Gargoyle Hedged Value Fund and $7,628 for the RiverPark Strategic Income Fund.



--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund and RiverPark Structural Alpha Fund and oversees the day-to-day portfolio management services provided by Wedgewood Partners, Inc. ("Wedgewood"), as sub-adviser to the RiverPark/Wedgewood Fund; Cohanzick Management Inc. ("Cohanzick"), as sub-adviser to the RiverPark Short Term High Yield Fund and the RiverPark Strategic Income Fund; and Gargoyle Investment Advisor LLC ("Gargoyle"), as sub-adviser to the RiverPark/Gargoyle Hedged Value Fund. With regard to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund and RiverPark Structural Alpha Fund, the Adviser has discretion to purchase and sell securities in accordance with these Funds' objectives, policies, and restrictions. This investment discretion has been delegated by the Adviser to Wedgewood, Cohanzick and Gargoyle with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

In consideration for an exchange of equity between RiverPark and Wedgewood in July 2013, RiverPark and Wedgewood are considered to be affiliates. For its services as sub-adviser to the RiverPark/Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark's adviser fee, and such fee is calculated daily and paid monthly at an annual rate of 0.325% of the net assets of RiverPark/Wedgewood Fund's average net assets.

Administrator, Custodian and Transfer Agent -- SEI Investments Global Funds Services (the "Administrator") serves as the Funds' administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services for an annual fee equal to 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Funds' average daily net assets, subject to a minimum annual fee.

Brown Brothers Harriman & Co. (the "Custodian") serves as the Funds' custodian pursuant to a Custodian Agreement. DST Systems, Inc. (the Transfer Agent") serves as the Funds' transfer agent pursuant to an Agency Agreement.

Distribution Agreement -- SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the "Distributor") serves as the Funds' distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. Aggregate compensation for the Institutional Class Shares will not exceed on an annual basis 0.15% of the average daily net assets of such class. As of March 31, 2014, there were no shareholder servicing fees charged to Institutional Class Shares.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% (currently set at 0.15%) and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.




--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2014 (Unaudited) (continued)
--------------------------------------------------------------------------------

3. Agreements (continued)

Other -- Certain officers and a Trustee of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations.

4. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the six month period ended March 31, 2014, were as follows:


                                                           Proceeds from Sales
Fund                                     Purchases (000)   and Maturities (000)
--------------------------------------------------------------------------------
RiverPark Large Growth Fund                $ 23,190             $ 5,294
RiverPark/Wedgewood Fund                    379,494             209,524
RiverPark Short Term High Yield Fund        638,444             200,155
RiverPark Long/Short Opportunity Fund        54,922              20,999
RiverPark/Gargoyle Hedged Value Fund         21,586               7,741
RiverPark Structural Alpha Fund                 781                 776
RiverPark Strategic Income Fund             168,139              16,646

There were no purchases or sales of U.S. Government securities for the six month period ended March 31, 2014.

5. In-Kind Contributions

As part of the Fund conversion on June 28, 2013, the RiverPark Structural Alpha Fund received an in-kind contribution from the Wavecrest Partners Fund I L.P., which consisted of $7,310,149 of cash, purchased and written options and index futures, which were recorded at their then current value. As a result of the in-kind contribution, the RiverPark Structural Alpha Fund issued 731,015 Institutional Class Shares at a $10 per share net asset value.

The in-kind contribution was treated as a taxable transaction for federal income tax purposes.




--------------------------------------------------------------------------------

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------



6. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the last two years or periods ended September 30, 2013, was as follows (000):


                                                                Long-Term
FUND                                       Ordinary Income      Capital Gain      Return Of Capital     Total
------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund
2013                                           $   69             $   44            $   --           $    113
RiverPark/Wedgewood Fund
2013                                            1,598                 --                --              1,598
RiverPark Short Term High Yield Fund
2013                                           18,265                 --                --             18,265
2012                                            3,847                 --                --              3,847
RiverPark Long/Short Opportunity Fund
2013                                              161                 86                --                247
RiverPark/Gargoyle Hedged Value Fund
2013                                              296                227                --                523

As of September 30, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):



                                                                                                                           Total
                                                                                                                       Distributable
                                      Undistributed Undistributed                            Unrealized       Other        Earnings
                                        Ordinary     Long-Term    Capital Loss  Post-October Appreciation    Temporary  (Accumulated
                                         Income     Capital Gain  Carryforwards   Losses     (Depreciation) Differences    Losses)
                                      ----------------------------------------------------------------------------------------------
RiverPark Large Growth Fund            $     86       $   96           $   --     $   --      $ 6,400       $   80       $ 6,662
RiverPark/Wedgewood Fund                  3,753        1,486               --         --      173,533           --       178,772
RiverPark Short Term High Yield Fund         29           --             (112)       (91)      (1,586)          --        (1,760)
RiverPark Long/Short Opportunity Fund        --           --               --     (4,272)       9,788       (2,148)        3,368
RiverPark/Gargoyle Hedged Value Fund        230          199               --         --        6,849         (850)        6,428
RiverPark Structural Alpha Fund             20            87               --         --          --            --           107


--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2014 (Unaudited) (continued)
--------------------------------------------------------------------------------

6. Federal Tax Information (continued)

Post-October losses represent losses realized on investment transactions from November 1, 2012, through September 30, 2013, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future capital gains. At September 30, 2013, the breakdown of capital loss carryforwards was as follows (000):

FUND                                                     Expires 2019
--------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund                          $ 1

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards under the new provisions are as follows (000):


FUND                                   Short Term Loss   Long Term Loss   Total
--------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund         $111           $ --          $111

For federal income tax purposes, the cost of securities owned at March 31, 2014, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds, excluding securities sold short and purchased and written options, at March 31, 2014, were as follows (000):


                                                                     Aggregate             Aggregate
                                                                       Gross                 Gross              Net Unrealized
                                               Federal Tax           Unrealized            Unrealized           Appreciation
Fund                                              Cost              Appreciation          Depreciation         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund                $      48,308              $ 10,112            $   (67)             $ 10,045
RiverPark/Wedgewood Fund                       1,263,949               279,635             (6,203)              273,432
RiverPark Short Term High Yield Fund             892,544                 2,967             (6,862)               (3,895)
RiverPark Long/Short Opportunity Fund            129,492                24,316             (2,851)               21,465
RiverPark/Gargoyle Hedged Value Fund              39,562                10,331               (691)                9,640
RiverPark Structural Alpha Fund                    7,989                     1                 --                     1
RiverPark Strategic Income Fund                  231,555                 2,793               (747)                2,046

--------------------------------------------------------------------------------

[RIVERPARK LOGO]
--------------------------------------------------------------------------------

7. Risks

The RiverPark Short Term High Yield Fund invests a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer's inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities.

The RiverPark Short Term High Yield Fund invests in fixed-income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's Investors Service, Inc. and Standard & Poor's Corporation and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.


The RiverPark Short-Term High Yield Fund invests principally in high-yield securities. Such securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Fund invests in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. High-yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer's inability to meet timely interest and principal payments.


The RiverPark Short Term High Yield Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk.

The RiverPark Long/Short Opportunity Fund is exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund will realize a loss. The risk on a short sale is unlimited because the RiverPark Long/Short Opportunity Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.




--------------------------------------------------------------------------------

Notes to Financial Statements
March 31, 2014 (Unaudited) (continued)
--------------------------------------------------------------------------------

7. Risks (continued)

The RiverPark Long/Short Opportunity Fund, RiverPark/Gargyole Hedged Value Fund and RiverPark Structural Alpha Fund invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund's trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a "naked" call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a "naked" put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund's direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and valued subjectively. Swaps may also be subject to pricing or "basis" risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the expectations may produce significant losses in the Fund's investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund's use of swaps may not be effective in fulfilling the Fund's investment strategies and may contribute to losses that would not have been incurred otherwise. As a registered investment company, the Fund must "set aside" liquid assets (often referred to as "asset segregation"), or engage in other approved measures to "cover" open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC's positions regarding asset segregation.




--------------------------------------------------------------------------------

[RIVERPARK LOGO]
--------------------------------------------------------------------------------

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty, focusing its exposure to the counterparty credit risk of that single counterparty. Further, the swap counterparty's obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund intends to settle swap agreements at least monthly.

8. Other

On March 31, 2014, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of one or many individual shareholders.


FUND
RiverPark Large Growth Fund
     Institutional Class Shares                           74%
     Retail Class Shares                                  94%
RiverPark/Wedgewood Fund
     Institutional Class Shares                           57%
     Retail Class Shares                                  93%
RiverPark Short Term High Yield Fund
     Institutional Class Shares                           66%
     Retail Class Shares                                  82%
RiverPark Long/Short Opportunity Fund
     Institutional Class Shares                           51%
     Retail Class Shares                                  89%
RiverPark/Gargoyle Hedged Value Fund
     Institutional Class Shares                           15%
     Retail Class Shares                                  80%
RiverPark Structural Alpha Fund
     Institutional Class Shares                           37%
     Retail Class Shares                                  84%
RiverPark Strategic Income Fund
     Institutional Class Shares                           76%
     Retail Class Shares                                  86%

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

9. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.



--------------------------------------------------------------------------------

Disclosure of Fund Expenses (Unaudited)                         [RIVERPARK LOGO]
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."


o Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return--the account values shown may not apply to your specific investment.



--------------------------------------------------------------------------------

Disclosure of Fund Expenses (Unaudited) (continued)             [RIVERPARK LOGO]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Beginning       Ending          Net           Expenses
                                                                          Account        Account       Annualized        Paid
                                                                           Value          Value         Expense         During
                                                                          10/1/13        3/31/13        Ratios          Period*
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund -- Institutional Class Shares
     Actual Fund Return                                                 $1,000.00      $1,131.30            1.00%     $5.31
     Hypothetical 5% Return                                              1,000.00       1,019.95            1.00       5.04
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund -- Retail Class Shares
     Actual Fund Return                                                  1,000.00       1,130.00            1.25       6.64
     Hypothetical 5% Return                                              1,000.00       1,018.70            1.25       6.29
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Wedgewood Fund -- Institutional Class Shares
     Actual Fund Return                                                  1,000.00       1,129.20            0.89       4.72
     Hypothetical 5% Return                                              1,000.00       1,020.69            0.89       4.48
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Wedgewood Fund -- Retail Class Shares
     Actual Fund Return                                                  1,000.00       1,128.90            1.01       5.36
     Hypothetical 5% Return                                              1,000.00       1,019.90            1.01       5.09
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund -- Institutional Class Shares
     Actual Fund Return                                                  1,000.00       1,021.20            0.88       4.43
     Hypothetical 5% Return                                              1,000.00       1,020.49            0.88       4.43
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund -- Retail Class Shares
     Actual Fund Return                                                  1,000.00       1,019.90            1.23       6.19
     Hypothetical 5% Return                                              1,000.00       1,019.20            1.23       6.19
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund -- Institutional Class Shares
     Actual Fund Return                                                  1,000.00       1,062.40            3.14+      16.15
     Hypothetical 5% Return                                              1,000.00       1,009.27            3.14       15.73
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund -- Retail Class Shares
     Actual Fund Return                                                  1,000.00       1,060.50            3.29+      16.90
     Hypothetical 5% Return                                              1,000.00       1,008.53            3.29       16.47
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Gargoyle Hedged Value Fund -- Institutional Class Shares
     Actual Fund Return                                                  1,000.00       1,126.40            1.25       6.63
     Hypothetical 5% Return                                              1,000.00       1,018.70            1.25       6.29
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Gargoyle Hedged Value Fund -- Retail Class Shares
     Actual Fund Return                                                  1,000.00       1,124.30            1.50       7.94
     Hypothetical 5% Return                                              1,000.00       1,017.45            1.50       7.54
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Structural Alpha Fund -- Institutional Class Shares
     Actual Fund Return                                                  1,000.00       1,028.50            1.75       8.85
     Hypothetical 5% Return                                              1,000.00       1,016.21            1.75       8.80
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Structural Alpha Fund -- Retail Class Shares
     Actual Fund Return                                                  1,000.00       1,026.50            2.00       10.10
     Hypothetical 5% Return                                              1,000.00       1,014.96            2.00       10.05
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Strategic Income Fund -- Institutional Class Shares
     Actual Fund Return                                                  1,000.00       1,051.50            1.00       5.11
     Hypothetical 5% Return                                              1,000.00       1,019.95            1.00       5.04
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Strategic Income Fund -- Retail Class Shares
     Actual Fund Return                                                  1,000.00       1,051.50            1.25       6.39
     Hypothetical 5% Return                                              1,000.00       1,018.70            1.25       6.29
------------------------------------------------------------------------------------------------------------------------------------

* Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

+ The annualized expense ratios include dividend expense and stock loan fees incurred during the six month period.


--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                               INVESTMENT ADVISER
                            RiverPark Advisors, LLC
                        156 West 56th Street, 17th Floor
                            New York, New York 10019

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                                 PRIME BROKERS:
                              Goldman Sachs & Co.
                           200 West Street, 3rd Floor
                               New York, NY 10282

                       Credit Suisse Securities (USA) LLC
                      300 Conshohocken State Rd -- Ste 600
                          West Conshohocken, PA 19428

                            Interactive Brokers LLC
                      209 South LaSalle Street Suite 1000
                               Chicago, IL 60604

                                 TRANSFER AGENT
                               DST Systems, Inc.
                        333 West 11th Street, 5th Floor
                          Kansas City, Missouri 64105

                                 ADMINISTRATOR
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Cohen Fund Audit Services, Ltd.
                          1350 Euclid Ave., Suite 800
                             Cleveland, Ohio 44115

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  FUND COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                         New York, New York 10174-0208

                                                                 RPF-SA-001-0400

ITEM 2.       CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.       CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      RiverPark Funds Trust


By (Signature and Title)*                         /s/ Morty Schaja
                                                  ----------------
                                                  Morty Schaja
                                                  President

Date: June 27, 2014





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Morty Schaja
                                                  ----------------
                                                  Morty Schaja
                                                  President


Date: June 27, 2014


By (Signature and Title)*                         /s/ James F. Volk
                                                  -----------------
                                                  James F. Volk
                                                  Chief Financial Officer and
                                                  Treasurer

Date: June 27, 2014

* Print the name and title of each signing officer under his or her signature.